UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services, 4400 Easton Commons, Suite 200 Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 95.1%
Aerospace & Defense — 2.9%
KLX, Inc.(a)	31,120	1,615,750
TransDigm Group, Inc.	8,673	2,447,001
		4,062,751
Auto Components — 1.4%
Dana, Inc.	82,370	1,953,816

Banks — 2.4%
East West BanCorp, Inc.	31,980	1,822,220
Signature Bank(a)	10,765	1,491,814
		3,314,034
Biotechnology — 3.0%
Acceleron Pharma, Inc.(a)	48,610	1,562,812
Bioverativ, Inc.(a)	19,010	1,178,050
Neurocrine Biosciences, Inc.(a)	27,880	1,339,076
		4,079,938
Building Products — 5.3%
A.O. Smith Corp.	38,190	2,045,075
Builders FirstSource, Inc.(a)	162,920	2,552,956
Lennox International, Inc.	16,060	2,746,260
		7,344,291
Capital Markets — 2.7%
MSCI, Inc.	13,950	1,519,853
Raymond James Financial, Inc.	26,470	2,202,039
		3,721,892
Chemicals — 3.6%
Axalta Coating Systems Ltd.(a)	91,400	2,879,100
W.R. Grace & Co.	31,270	2,156,379
		5,035,479
Communications Equipment — 0.5%
Lumentum Holdings, Inc.(a)	11,740	734,924

Construction & Engineering — 0.5%
MasTec, Inc.(a)	16,400	757,680

Construction Materials — 1.9%
Summit Materials, Inc., Class A(a)	92,107	2,619,523

Containers & Packaging — 1.7%
Avery Dennison Corp.	25,000	2,323,250

Diversified Consumer Services — 1.0%
Sotheby's Holdings, Inc., Class A(a)	24,690	1,397,207

Diversified Telecommunication Services — 0.9%
Zayo Group Holdings, Inc.(a)	36,980	1,212,574

Electronic Equipment, Instruments & Components — 0.6%
IPG Photonics Corp.(a)	5,450	831,888

Equity Real Estate Investment Trusts — 4.3%
CyrusOne, Inc.	38,880	2,321,525
STAG Industrial, Inc.	39,830	1,086,961
Sun Communities, Inc.	27,820	2,476,258
		5,884,744
Food Products — 2.4%
Hain Celestial Group, Inc.(a)	30,380	1,358,290
Pinnacle Foods, Inc.	33,940	2,015,357
		3,373,647
Health Care Equipment & Supplies — 5.3%
DexCom, Inc.(a)	29,680	1,976,985
STERIS plc	42,790	3,502,362
Wright Medical Group NV(a)	76,308	2,004,611
		7,483,958
Health Care Providers & Services — 2.3%
Envision Healthcare Corp.(a)	26,780	1,511,195
Quest Diagnostics, Inc.	15,670	1,697,218
		3,208,413
Hotels, Restaurants & Leisure — 6.2%
Boyd Gaming Corp.	68,310	1,711,849
Dunkin' Brands Group, Inc.	33,680	1,786,050
Six Flags Entertainment Corp.	39,360	2,238,403
Vail Resorts, Inc.	12,975	2,734,610
		8,470,912
Household Durables — 0.8%
Topbuild Corp.(a)	20,530	1,083,573

Insurance — 1.5%
Arthur J. Gallagher & Co.	35,045	2,060,296

Internet Software & Services — 1.8%
CoStar Group, Inc.(a)	8,834	2,434,209

IT Services — 3.8%
Black Knight Financial Services, Inc.(a)	6,650	282,625
Gartner, Inc.(a)	15,360	1,970,995
Total System Services, Inc.	47,650	3,023,869
		5,277,489
Life Sciences Tools & Services — 1.4%
Mettler-Toledo International, Inc.(a)	3,488	1,998,903

Machinery — 4.4%
Crane Co.	28,640	2,162,320
Flowserve Corp.	40,790	1,677,693
Middleby Corp.(a)	17,515	2,288,860
		6,128,873
Media — 4.6%
Lions Gate Entertainment, Class B(a)	73,670	2,026,662
Live Nation Entertainment, Inc.(a)	41,230	1,536,642
Nexstar Media Group, Inc., Class A	23,570	1,541,479
Scripps Networks Interactive	13,140	1,148,567
		6,253,350
Oil, Gas & Consumable Fuels — 2.5%
Andeavor Corp.	24,560	2,444,456
Diamondback Energy, Inc.(a)	11,270	1,080,568
		3,525,024
Pharmaceuticals — 5.7%
Jazz Pharmaceuticals plc(a)	19,598	3,010,448
Nektar Therapeutics(a)	98,950	2,160,078
Pacira Pharmaceuticals, Inc.(a)	37,430	1,478,485
The Medicines Co.(a)	27,950	1,074,678
		7,723,689
Professional Services — 3.1%
IHS Markit Ltd.(a)	47,278	2,205,519
Transunion(a)	46,740	2,142,094
		4,347,613
Road & Rail — 3.0%
J.B. Hunt Transportation Services, Inc.	25,505	2,313,558
Old Dominion Freight Line, Inc.	19,150	1,836,677
		4,150,235

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.(a)	31,040	422,454
Inphi Corp.(a)	21,250	816,000
Microsemi Corp.(a)	42,130	2,194,130
On Semiconductor Corp.(a)	125,810	1,880,860
Teradyne, Inc.	21,320	737,459
		6,050,903
Software — 6.4%
CyberArk Software Ltd.(a)	38,320	1,597,178
Fortinet, Inc.(a)	54,120	1,997,569
PTC, Inc.(a)	34,850	1,923,372
RealPage, Inc.(a)	49,000	1,898,750
Splunk, Inc.(a)	23,390	1,403,634
		8,820,503
Technology Hardware, Storage & Peripherals — 1.1%
NCR Corp.(a)	41,580	1,573,803

Thrifts & Mortgage Finance — 1.7%
Essent Group Ltd.(a)	59,720	2,294,442

TOTAL COMMON STOCKS
(COST $113,232,139)		131,533,826

Investment Company — 3.3%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.81%(b)	4,536,097	4,536,097

TOTAL INVESTMENT COMPANY
(Cost $4,536,097)		4,536,097

TOTAL INVESTMENT SECURITIES
(Cost $117,768,236) — 98.4%		136,069,923
Other Assets (Liabilities) - 1.6%		2,189,761
NET ASSETS - 100%		$138,259,684
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio		9,938,757

TOTAL INVESTMENT SECURITIES - 100.1%
(COST $8,679,540)		9,938,757
Other Assets (Liabilities) - (0.1)%		(10,348)
NET ASSETS - 100%		$9,928,409

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 102.5%
HSBC Opportunity Portfolio		128,320,927

TOTAL INVESTMENT SECURITIES - 102.5%
(COST $111,278,456)		128,320,927
Other Assets (Liabilities) - (2.5)%		(3,126,125)
NET ASSETS - 100%		$125,194,802

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)
U.S. Government and Government Agency Obligations — 51.7%
Federal Farm Credit Bank — 7.5%
1.17%, 3/11/19(a)	150,000,000	149,987,971
1.17%, 4/24/19(a)	75,000,000	74,986,984
1.19%, 4/25/19(a)	100,000,000	100,000,000
1.20%, 10/25/17(a)	100,000,000	100,000,000
1.21%, 4/16/18(a)	84,000,000	83,996,976
1.21%, 4/20/18(a)	50,000,000	49,998,084
1.21%, 11/1/18(a)	50,000,000	49,996,848
1.24%, 10/3/18(a)	175,000,000	175,000,000
1.35%, 12/22/17(a)	66,000,000	65,997,384
		849,964,247
Federal Home Loan Bank — 41.1%
0.75%, 8/4/17(b)	135,000,000	134,988,750
0.80%, 8/7/17(a)	100,000,000	99,999,667
0.84%, 8/30/17(b)	49,325,000	49,290,431
0.90%, 8/9/17(b)	445,697,000	445,596,967
0.94%, 8/22/17(a)	16,000,000	16,000,620
0.95%, 8/18/17(b)	94,500,000	94,454,929
0.96%, 9/26/17(b)	38,350,000	38,291,538
0.96%, 9/7/17(a)	190,000,000	190,002,077
0.99%, 11/8/17(a)	175,000,000	175,020,896
1.01%, 1/19/18(a)	150,000,000	150,000,000
1.02%, 11/1/17(a)	175,000,000	175,000,000
1.05%, 2/9/18(a)	75,000,000	74,998,663
1.05%, 2/13/18(a)	100,000,000	100,000,000
1.05%, 10/23/17(a)	234,400,000	234,400,000
1.06%, 1/19/18(a)	100,000,000	100,000,000
1.06%, 2/8/18(a)	250,000,000	250,000,000
1.07%, 5/11/18(a)	130,000,000	130,000,000
1.07%, 4/27/18(a)	85,000,000	85,000,000
1.07%, 4/25/18(a)	100,000,000	100,000,000
1.07%, 2/28/18(a)	220,000,000	220,000,000
1.08%, 1/25/18(a)	100,000,000	100,000,000
1.08%, 2/1/18(a)	150,000,000	150,000,000
1.08%, 11/2/17(a)	50,000,000	49,994,616
1.08%, 11/6/17(b)	80,000,000	79,765,044
1.11%, 10/10/18(a)	140,000,000	140,000,000
1.11%, 8/1/18(a)	100,000,000	100,000,000
1.14%, 1/26/18(b)	150,000,000	149,156,725
1.15%, 3/21/18(a)	100,000,000	100,000,000
1.16%, 8/23/17(a)	200,000,000	200,000,000
1.16%, 11/22/17(a)	75,000,000	75,023,559
1.20%, 9/12/17(a)	100,000,000	100,000,495
1.22%, 8/21/17(a)	100,000,000	100,000,000
1.23%, 10/10/17(a)	100,000,000	100,000,000
1.24%, 10/27/17(a)	8,000,000	8,000,042
1.24%, 10/27/17(a)	8,000,000	8,000,042
1.26%, 9/5/17(a)	23,070,000	23,071,829
1.26%, 1/8/18(a)	100,000,000	100,000,000
1.27%, 5/25/18(a)	75,000,000	75,000,000
1.28%, 9/29/17(a)	100,000,000	100,009,427
		4,621,066,317
Federal Home Loan Mortgage Corp. — 0.9%
0.49%, 8/2/17(b)	25,000,000	24,999,319
0.73%, 8/8/17(b)	75,000,000	74,987,896
		99,987,215
Federal National Mortgage Association — 2.2%
1.24%, 8/16/17(a)	150,000,000	149,998,342
1.24%, 10/5/17(a)	100,000,000	99,998,192
		249,996,534
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$5,821,014,313)		5,821,014,313

U.S. Treasury Obligations — 8.3%
U.S. Treasury Bills — 2.5%
0.61%, 8/3/17(b)	100,000,000	99,996,494
1.06%, 11/2/17(b)	175,000,000	174,515,887
		274,512,381
U.S. Treasury Notes — 5.8%
0.63%, 9/30/17	275,000,000	274,871,716
0.75%, 12/31/17	150,000,000	149,751,955
1.00%, 9/15/17	50,000,000	50,007,491
1.88%, 9/30/17	50,000,000	50,077,533
1.88%, 10/31/17	50,000,000	50,107,069
4.75%, 8/15/17	90,000,000	90,141,492
		664,957,256
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$939,469,637)		939,469,637

Repurchase Agreements — 41.9%
BNP Paribas, 1.04%, 8/1/17,
Purchased on 7/31/17, with
maturity value of
$650,018,778,
collateralized by U.S.
Treasury Obligations,
0.00%-4.25%, 11/30/20-
2/15/46, fair value
$663,000,012	650,000,000	650,000,000
BNP Paribas, 1.06%, 8/1/17,
Purchased on 7/31/17, with
maturity value of
$100,002,944,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-
10.00%, 1/11/18-3/15/47,
fair value $102,000,000	100,000,000	100,000,000
Citigroup Global Markets,
1.06%, 8/1/17, Purchased
on 7/31/17, with maturity
value of $100,002,944,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-8.50%,
8/01/18-6/01/47, fair value
$102,000,000	100,000,000	100,000,000
Credit Agricole CIB NY, 1.04%,
8/1/17, Purchased on
7/31/17, with maturity value
of $500,014,444,
collateralized by U.S.
Treasury Obligations,
1.50%-3.50%, 2/15/18-
3/31/23, fair value
$510,000,008	500,000,000	500,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)
Repurchase Agreements, continued
Credit Agricole CIB NY, 1.05%,
8/7/17, Purchased on
7/31/17, with maturity value
of $250,051,042,
collateralized by U.S.
Treasury Obligations,
1.88%-2.63%, 8/15/20-
8/31/22, fair value
$255,000,085	250,000,000	250,000,000
Deutsche Bank Securities, Inc.,
1.08%, 8/1/17, Purchased
on 7/31/17, with maturity
value of $125,003,750,
collateralized by various
U.S. Treasury Obligations,
1.63%-8.50%, 11/15/21-
4/20/67, fair value
$127,500,080	125,000,000	125,000,000
Federal Reserve Bank NY,
1.00%, 8/1/17, Purchased
on 7/31/17, with maturity
value of $1,100,030,556,
collateralized by U.S.
Treasury Obligations,
2.00%-2.50%, 2/15/23-
8/15/23, fair value
$1,100,030,603	1,100,000,000	1,100,000,000
Goldman Sachs & Co., 1.03%,
8/2/17, Purchased on
7/26/17, with maturity value
of $150,008,583,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.00%-7.00%,
12/01/18-8/01/56, fair value
$153,000,000	150,000,000	150,000,000
Goldman Sachs & Co., 1.02%,
8/1/17, Purchased on
7/31/17, with maturity value
of $100,002,833,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.50%-6.50%,
9/01/23-2/01/47, fair value
$102,000,000	100,000,000	100,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 1.04%, 8/1/17,
Purchased on 7/31/17, with
maturity value of
$100,002,889,
collateralized by U.S.
Treasury Obligations,
1.38%, 9/30/23, fair value
$102,000,020	100,000,000	100,000,000
Royal Bank of Canada, 1.02%,
8/1/17, Purchased on
7/31/17, with maturity value
of $250,007,083,
collateralized by U.S.
Treasury Obligations,
0.00%-7.25%, 11/15/18-
11/15/45, fair value
$255,000,027	250,000,000	250,000,000
RBS Securities, Inc., 1.02%,
8/1/17, Purchased on
7/31/17, with maturity value
of $600,017,000,
collateralized by U.S.
Treasury Obligations,
0.13%-5.25%, 4/15/18-
8/15/42, fair value
$612,003,104	600,000,000	600,000,000
Societe' Generale, 1.07%,
8/1/17, Purchased on
7/31/17, with maturity value
of $400,011,889,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-4.38%,
4/15/18-6/20/46, fair value
$408,000,000	400,000,000	400,000,000
Toronto Dominion Bank NY,
1.03%, 8/1/17, Purchased
on 7/31/17, with maturity
value of $300,008,583,
collateralized by U.S.
Treasury Obligations,
0.00%-3.63%, 4/15/19-
8/15/44, fair value
$306,000,024	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,725,000,000)		4,725,000,000

TOTAL INVESTMENT SECURITIES
(Cost $11,485,483,950) — 101.9%		11,485,483,950
Other Assets (Liabilities) - (1.9)%		(212,688,541)
NET ASSETS - 100%		$11,272,795,409
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on July 31, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)
U.S. Treasury Obligations — 92.4%
U.S. Treasury Bills — 48.7%
0.61%, 8/3/17(a)	370,000,000	369,981,042
0.82%, 8/10/17(a)	50,000,000	49,988,626
0.89%, 8/24/17(a)	30,000,000	29,982,252
0.92%, 9/21/17(a)	75,000,000	74,900,639
0.94%, 9/7/17(a)	50,000,000	49,950,667
0.97%, 9/14/17(a)	100,000,000	99,879,489
1.04%, 11/24/17(a)	30,000,000	29,900,237
1.05%, 11/30/17(a)	25,000,000	24,911,351
1.06%, 11/2/17(a)	75,000,000	74,792,678
1.06%, 11/9/17(a)	100,000,000	99,704,653
1.07%, 11/16/17(a)	25,000,000	24,920,122
		928,911,756
U.S. Treasury Notes — 43.7%
0.63%, 9/30/17	25,000,000	24,989,232
0.75%, 10/31/17	25,000,000	24,979,653
1.00%, 9/15/17	40,000,000	40,004,843
1.35%, 10/31/17(b)	250,000,000	250,093,880
1.35%, 10/31/18(b)	25,000,000	25,058,691
1.36%, 7/31/18(b)	100,000,000	100,192,445
1.37%, 4/30/18(b)	110,000,000	110,106,292
1.46%, 1/31/18(b)	145,000,000	145,195,264
1.88%, 8/31/17	25,000,000	25,025,011
1.88%, 10/31/17	85,000,000	85,203,702
		830,849,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,759,760,769)		1,759,760,769

TOTAL INVESTMENT SECURITIES
(Cost $1,759,760,769) — 92.4%		1,759,760,769
Other Assets (Liabilities) - 7.6%		144,758,733
NET ASSETS - 100%		$1,904,519,502
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on July 31, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 47.5%
Argentina — 0.8%
Republic of Argentina, 21.20%,
9/19/18	7,000,000	429,558

Brazil — 5.1%
Letra Tesouro Nacional, Series
LTN, 8.65%, 10/1/17	260,000	82,166
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	5,950,000	1,970,705
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	703,910
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/27	200,000	64,949
		2,821,730
Chile — 0.6%
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/21	150,000,000	243,619
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/26	70,000,000	111,861
		355,480
Colombia — 3.3%
Titulos de Tesoreria Bond,
11.25%, 10/24/18	1,350,000,000	483,941
Titulos de Tesoreria Bond, Series
B, 11.00%, 7/24/20	900,000,000	342,666
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	1,833,400,000	734,012
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	860,000,000	267,759
		1,828,378
Czech Republic — 0.9%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	280,620
Republic of Czech, Series 58,
5.70%, 5/25/24	3,100,000	192,458
		473,078
Hungary — 1.9%
Hungary Government Bond,
7.50%, 11/12/20	54,000,000	254,515
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	170,000,000	788,533
		1,043,048
Indonesia — 4.7%
Indonesia Government, Series
FR70, 8.38%, 3/15/24	3,772,000,000	305,798
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	186,518
Indonesia Government, Series
FR56, 8.38%, 9/15/26	24,773,000,000	2,010,958
Indonesia Government, 8.75%,
5/15/31	1,300,000,000	108,699
		2,611,973
Malaysia — 3.6%
Malaysian Government, Series
515, 3.76%, 3/15/19	735,000	172,797
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	222,229
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	463,806
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	118,094
Malaysian Government, Series
115, 3.96%, 9/15/25	2,900,000	671,045
Malaysian Government, Series
316, 3.90%, 11/30/26	200,000	45,980
Malaysian Government, Series
415, 4.25%, 5/31/35	1,360,000	307,623
		2,001,574
Mexico — 5.9%
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21 (a)	3,760,000	209,625
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/5/26 (a)	25,420,000	1,326,296
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27 (a)	10,100,000	593,349
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (a)	14,000,000	1,022,612
Mexican Bonos Desarrollo, Series
M30, 8.50%, 11/18/38 (a)	1,700,000	109,457
		3,261,339
Peru — 1.1%
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	203,660
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	425,538
		629,198
Philippines — 0.4%
Republic of Philippines, 3.90%,
11/26/22	10,000,000	195,005

Poland — 4.4%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	230,873
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	76,142
Poland Government Bond, Series
0421, 2.00%, 4/25/21	4,135,000	1,133,771
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	149,242
Poland Government Bond, Series
0922, 5.75%, 9/23/22	2,000,000	636,010
Poland Government Bond, Series
0725, 3.25%, 7/25/25	650,000	181,622
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	10,457
		2,418,117
Romania — 1.2%
Romania Government Bond,
Series 5Y, 3.25%, 3/22/21	1,500,000	402,221
Romania Government Bond,
Series 10Y, 5.95%, 6/11/21	420,000	123,540
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	210,000	58,718
Romania Government Bond,
Series 15Y, 5.80%, 7/26/27	300,000	89,942
		674,421
Russian Federation — 3.1%
Russia Government Bond, Series
5081, 6.20%, 1/31/18 (a)	59,200,000	984,443
Russia Government Bond, Series
6208, 7.50%, 2/27/19 (a)	20,400,000	340,000
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	14,700,000	236,381

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Russian Federation, continued
Russia Government Bond, Series
6207, 8.15%, 2/3/27 (a)	8,000,000	138,283
		1,699,107

South Africa — 4.1%
Republic of South Africa, Series
R204, 8.00%, 12/21/18	2,600,000	199,604
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	394,257
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	263,548
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	806,693
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	629,138
		2,293,240
Thailand — 2.1%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	69,049
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	690,511
Thailand Government Bond,
2.13%, 12/17/26	720,000	21,026
Thailand Government Bond,
4.88%, 6/22/29	10,500,000	385,757
		1,166,343
Turkey — 4.3%
Turkey Government Bond, 8.80%,
11/14/18 (a)	2,555,000	703,973
Turkey Government Bond,
10.70%, 2/17/21 (a)	1,090,000	311,092
Turkey Government Bond, 9.50%,
1/12/22 (a)	1,490,000	408,104
Turkey Government Bond, 8.80%,
9/27/23 (a)	2,400,000	634,488
Turkey Government Bond, 8.00%,
3/12/25 (a)	1,240,000	309,665
		2,367,322
TOTAL FOREIGN BONDS
(COST $26,035,357)		26,268,911

	Principal
	Amount ($)
Yankee Dollars — 49.0%
Argentina — 4.8%
City of Buenos Aires Argentina,
Registered, 8.95%, 2/19/21	200,000	221,390
Provincia de Buenos
Aires/Argentina, Registered,
9.13%, 3/16/24	150,000	166,800
Republic of Argentina, 6.88%,
4/22/21	150,000	161,475
Republic of Argentina, 5.63%,
1/26/22	1,165,000	1,194,125
Republic of Argentina, 7.50%,
4/22/26	150,000	161,175
Republic of Argentina, 6.88%,
1/26/27	650,000	667,875
Republic of Argentina, 7.13%,
6/28/17 (b)	90,000	81,720
		2,654,560
Brazil — 2.2%
Caixa Economica Federal,
Registered, 4.50%, 10/3/18 (b)	150,000	152,633
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	207,300
Federal Republic of Brazil, 4.88%,
1/22/21	100,000	106,000
Federal Republic of Brazil, 7.13%,
1/20/37	206,000	239,474
Federal Republic of Brazil, 5.63%,
1/7/41	220,000	216,260
Petrobras Brasileiro SA, 6.85%,
6/5/15	50,000	45,813
Petrobras Global Finance, 3.00%,
1/15/19	70,000	69,895
Petrobras Global Finance BV,
8.38%, 5/23/21	36,000	40,579
Petrobras Global Finance BV,
6.25%, 3/17/24	82,000	85,485
Petrobras Global Finance BV,
8.75%, 5/23/26	15,000	17,625
Petrobras International Finance
Co., 5.38%, 1/27/21	32,000	32,880
Vale Overseas Ltd., 6.88%,
11/21/36	7,000	7,787
Vale SA, 5.63%, 9/11/42	3,000	2,963
		1,224,694
Chile — 0.7%
CorpBanca SA, 3.13%, 1/15/18	200,000	201,291
Republic of Chile, Registered,
3.13%, 1/21/26	200,000	203,250
		404,541
China — 1.1%
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	200,000	210,992
Sinopec Capital (2013) Ltd.,
3.13%, 4/24/23 (b)	200,000	200,391
State Grid Overseas Investment
2016 Ltd., 3.50%, 5/4/27 (b)	200,000	199,884
		611,267
Colombia — 2.1%
Banco de Bogota SA, 4.38%,
8/3/27 (b)	200,000	197,750
Bancolombia SA, 5.13%, 9/11/22	500,000	524,000
Republic of Colombia, 7.38%,
3/18/19	100,000	108,500
Republic of Colombia, 4.50%,
1/28/26, Callable 10/28/25 @
100 (c)	200,000	213,300
Republic of Colombia, 7.38%,
9/18/37	100,000	129,700
		1,173,250
Costa Rica — 0.7%
Costa Rica Government,
Registered, 4.25%, 1/26/23	200,000	196,000
Costa Rica Government,
Registered, 4.38%, 4/30/25	200,000	192,500
		388,500
Cote D'Ivoire — 0.4%
Ivory Coast Government Bond,
Registered, 5.75%, 12/31/32,
Callable 12/31/17 @ 100 (c)	217,125	212,826

Croatia — 0.3%
Republic of Croatia, Registered,
6.75%, 11/5/19	150,000	163,247

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Dominican Republic — 1.5%
Dominican Republic, 6.88%,
1/29/26 (b)	100,000	113,750
Dominican Republic, 5.95%,
1/25/27 (b)	100,000	106,871
Dominican Republic, Registered,
7.50%, 5/6/21	300,000	332,250
Dominican Republic, Registered,
5.95%, 1/25/27	250,000	267,178
		820,049
Ecuador — 0.9%
Republic of Ecuador, Registered,
7.95%, 6/20/24	500,000	478,750

Egypt — 0.7%
Arab Republic of Egypt,
Registered, 6.13%, 1/31/22	200,000	206,280
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	197,856
		404,136
El Salvador — 0.6%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	60,675
Republic of El Salvador,
Registered, 5.88%, 1/30/25	170,000	153,638
Republic of El Salvador,
Registered, 6.38%, 1/18/27	130,000	117,650
		331,963
Gabon — 0.4%
Republic of Gabon, Registered,
6.38%, 12/12/24	200,000	195,224

Ghana — 0.4%
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	206,250

Hungary — 2.0%
Hungary Government Bond,
5.75%, 11/22/23	34,000	39,185
Republic of Hungary, 6.25%,
1/29/20	600,000	654,000
Republic of Hungary, 6.38%,
3/29/21	100,000	112,676
Republic of Hungary, 5.38%,
2/21/23	210,000	235,425
Republic of Hungary, 7.63%,
3/29/41	42,000	63,712
		1,104,998
India — 1.1%
Export-Import Bank of India,
Registered, 3.38%, 8/5/26	200,000	195,708
ICICI Bank Ltd., Registered,
5.75%, 11/16/20	200,000	218,533
State Bank India, Registered,
3.62%, 4/17/19	200,000	203,717
		617,958
Indonesia — 5.2%
Indonesia Government Bond,
Registered, 4.35%, 1/8/27	400,000	420,049
Indonesia Government Bond,
Registered, 5.13%, 1/15/45	200,000	216,880
Pertamina Persero PT,
Registered, 5.25%, 5/23/21	580,000	626,939
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (b)	450,000	445,116
Republic of Indonesia, 5.88%,
3/13/20	100,000	109,257
Republic of Indonesia, Registered,
6.88%, 1/17/18	200,000	204,633
Republic of Indonesia, Registered,
5.38%, 10/17/23	400,000	446,148
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	146,372
Republic of Indonesia, Registered,
6.63%, 2/17/37	100,000	126,246
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	141,367
		2,883,007
Iraq — 0.4%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
9/17/17 @ 100 (c)	250,000	229,005

Jamaica — 0.2%
Jamaica Government Bond,
8.00%, 3/15/39	100,000	119,005

Kazakhstan — 1.5%
Kazmunaygas National Co.,
9.13%, 7/2/18	200,000	211,750
Kazmunaygas National Co.,
5.75%, 4/19/47 (b)	200,000	192,407
Republic of Kazakhstan,
Registered, 5.13%, 7/21/25	400,000	439,560
		843,717
Lebanon — 0.1%
Republic of Lebanon, Series G,
5.45%, 11/28/19	20,000	19,947
Republic of Lebanon, Series G,
6.38%, 3/9/20	22,000	22,362
		42,309
Lithuania — 0.2%
Republic of Lithuania, Registered,
7.38%, 2/11/20	100,000	112,750

Mexico — 5.5%
Comision Federal de Electricidad,
Registered, 4.75%, 2/23/27	200,000	206,250
Petroleos Mexicanos, 6.38%,
2/4/21	221,000	241,995
Petroleos Mexicanos, 3.50%,
1/30/23	100,000	98,000
Petroleos Mexicanos, 4.50%,
1/23/26	191,000	190,121
Petroleos Mexicanos, 6.88%,
8/4/26	37,000	41,991
Petroleos Mexicanos, 6.50%,
3/13/27 (b)	76,000	83,676
Petroleos Mexicanos, 6.50%,
3/13/27 (b)	30,000	33,030
Petroleos Mexicanos, 6.63%,
6/15/35	220,000	233,926
Petroleos Mexicanos, 5.50%,
6/27/44	100,000	91,745

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
Petroleos Mexicanos, 6.75%,
9/21/47 (b)	46,000	48,424
Petroleos Mexicanos, Registered,
6.50%, 3/13/27	243,000	267,544
United Mexican States, Series G,
3.50%, 1/21/21	250,000	262,375
United Mexican States, 3.63%,
3/15/22	300,000	313,650
United Mexican States, 4.13%,
1/21/26	200,000	209,400
United Mexican States, 6.05%,
1/11/40	80,000	95,200
United Mexican States, Series M,
4.75%, 3/8/44	230,000	232,185
United Mexican States, 4.60%,
1/23/46	400,000	395,599
		3,045,111
Morocco — 0.4%
OCP SA, Registered, 5.63%,
4/25/24	200,000	215,800

Nigeria — 0.4%
Republic of Nigeria, 6.38%,
7/12/23	200,000	208,046

Panama — 0.5%
Republic of Panama, 4.00%,
9/22/24, Callable 6/22/24 @
100 (c)	200,000	212,000
Republic of Panama, 9.38%,
4/1/29	8,000	11,920
Republic of Panama, 6.70%,
1/26/36	41,000	53,444
		277,364
Peru — 0.2%
BBVA Banco Continental,
Registered, 5.00%, 8/26/22	10,000	10,875
Republic of Peru, 6.55%, 3/14/37	91,000	120,802
		131,677
Philippines — 1.0%
Republic of Philippines, 5.50%,
3/30/26	200,000	240,277
Republic of Philippines, 7.75%,
1/14/31	120,000	173,547
Republic of Philippines, 6.38%,
10/23/34	100,000	134,388
		548,212
Romania — 1.2%
Romania Government Bond,
6.13%, 1/22/44 (b)	50,000	63,279
Romania Government Bond,
6.13%, 1/22/44	48,000	60,748
Romania Government Bond,
Registered, 6.75%, 2/7/22	434,000	503,439
Romania Government Bond,
Registered, 4.88%, 1/22/24	40,000	44,000
		671,466
Russian Federation — 2.2%
Gazprom OAO, Registered,
6.51%, 3/7/22	100,000	110,492
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	271,861
Lukoil International Finance BV,
Registered, 4.75%, 11/2/26	200,000	205,754
Russian Federation, Registered,
4.88%, 9/16/23	400,000	432,032
Sberbank of Russia Via SB
Capital SA, Registered,
5.13%, 10/29/22	200,000	206,626
		1,226,765
Senegal — 0.4%
Republic of Senegal, 8.75%,
5/13/21	200,000	229,290

South Africa — 1.5%
Republic of South Africa, 4.67%,
1/17/24	200,000	204,250
Republic of South Africa, 4.88%,
4/14/26	600,000	606,274
		810,524
Sri Lanka — 1.4%
Republic of Sri Lanka, 5.88%,
7/25/22	200,000	209,538
Republic of Sri Lanka, 6.20%,
5/11/27 (b)	200,000	206,001
Republic of Sri Lanka, Registered,
6.00%, 1/14/19	200,000	206,993
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	130,000	138,223
		760,755
Turkey — 4.6%
Akbank TAS, Registered, 4.00%,
1/24/20	200,000	200,430
Export Credit Bank of Turkey,
Registered, 5.38%, 10/24/23	300,000	306,342
Republic of Turkey, 5.63%,
3/30/21	300,000	319,704
Republic of Turkey, 6.25%,
9/26/22	375,000	411,224
Republic of Turkey, 4.88%,
10/9/26	530,000	528,674
Republic of Turkey, 8.00%,
2/14/34	96,000	120,130
Republic of Turkey, 6.00%,
1/14/41	200,000	206,722
Republic of Turkey, 6.63%,
2/17/45	200,000	222,276
Turkiye Is Bankasi, Registered,
5.38%, 10/6/21	200,000	202,818
		2,518,320
Uruguay — 0.1%
Republic of Uruguay, PIK, 7.88%,
1/15/33	20,000	27,600
Republica Oriental del Uruguay,
4.50%, 8/14/24	10,000	10,900
Republica Oriental del Uruguay,
5.10%, 6/18/50	10,000	10,360
		48,860
Venezuela — 1.5%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	176,000	67,320
Petroleos de Venezuela SA,
9.00%, 11/17/21	100,000	39,400
Petroleos de Venezuela SA,
5.50%, 4/12/37	963,800	313,813
Petroleos de Venezuela SA,
Registered, 8.50%, 10/27/20	400,000	265,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela, continued
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	155,771	51,599
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	32,000	10,403
Republic of Venezuela, 7.00%,
12/1/18	24,000	12,180
Republic of Venezuela, 7.75%,
10/13/19	35,000	14,788
Republic of Venezuela,
Registered, 6.00%, 12/9/20	100,000	40,000
		814,503
Zambia — 0.6%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	313,431

TOTAL YANKEE DOLLARS
(COST $26,800,835)		27,042,130

Corporate Bond — 0.0%
Peru — 0.0%
Southern Copper Corp., 5.25%,
11/8/42	25,000	25,785

TOTAL CORPORATE BOND
(COST $22,593)		25,785

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bond — 0.1%
2.88%, 11/15/46	50,000	49,791

U.S. Treasury Note — 0.2%
2.00%, 11/15/26	141,000	137,800

TOTAL U.S. TREASURY OBLIGATIONS
(COST $184,747)		187,591

	Shares
Investment Companies — 0.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(d)	319,917	319,917

TOTAL INVESTMENT COMPANIES
(COST $319,917)		319,917

TOTAL INVESTMENT SECURITIES
(COST $53,363,449) — 97.4%		53,844,334
Other Assets (Liabilities) - 2.6%		1,436,606
NET ASSETS - 100%		$55,280,940
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
ULC	Unlimited Liability Co.
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	82.4
Oil, Gas & Consumable Fuels	7.8
Banks	4.7
Electric Utilities	1.1
Investment Companies	0.6
Chemicals	0.4
U.S. Treasury Obligation	0.3
Metals & Mining	0.1
Total	97.4

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at July 31, 2017 (%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Republic of Colombia	Barclays Bank PLC	12/20/21	1.12	110,000	1.00	426	3,534	(3,108)
Republic of Panama	JP Morgan Chase	12/20/20	0.60	250,000	1.00	(3,329)	7,223	(10,552)
Republic of Turkey	Barclays Bank PLC	12/20/21	1.64	180,000	1.00	4,530	13,194	(8,664)
United Mexican States	Credit Suisse	12/20/21	0.89	210,000	1.00	(1,121)	5,656	(6,777)
						506	29,607	(29,101)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at July 31, 2017 (%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX Emerging Markets Index,
Series 25	Credit Suisse	6/20/21	1.87	1,590,000	1.00	(49,097)	(98,103)	49,006
CDX Emerging Markets Index,
Series 26	Barclays Bank PLC	12/20/21	1.76	390,000	1.00	(11,653)	(30,225)	18,572
CDX Emerging Markets Index,
Series 26	Barclays Bank PLC	12/20/21	1.76	110,000	1.00	(3,287)	(8,195)	4,908
Republic of Colombia	Barclays Bank PLC	6/20/21	0.95	100,000	1.00	309	(4,440)	4,749
Republic of Indonesia	Barclays Bank PLC	6/20/21	0.88	100,000	1.00	684	(2,534)	3,218
Republic of Panama	Barclays Bank PLC	12/20/20	0.60	125,000	1.00	1,665	(4,644)	6,309
Republic of Peru	Credit Suisse	9/20/20	0.41	125,000	1.00	2,313	(2,370)	4,683
Republic of Peru	Bank of America	6/20/21	0.55	40,000	1.00	714	(906)	1,620
						(58,352)	(151,417)	93,065
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Hungarian Forint	Bank of America	9/27/17	114,635,655	405,000	447,875	(42,875)
Hungarian Forint	UBS AG	9/27/17	70,458,121	265,000	275,276	(10,276)
Mexican Peso	Goldman Sachs	9/20/17	6,255,900	329,757	348,540	(18,783)
Mexican Peso	JP Morgan Chase	9/20/17	9,302,547	525,000	518,280	6,720
Mexican Peso	JP Morgan Chase	9/20/17	9,875,000	541,835	550,174	(8,339)
Mexican Peso	Morgan Stanley	9/20/17	7,153,428	400,000	398,545	1,455

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Mexican Peso	Standard Chartered Bank	9/20/17	9,885,289	540,000	550,747	(10,747)
Polish Zloty	Bank of America	9/27/17	2,017,423	540,000	561,287	(21,287)
Polish Zloty	JP Morgan Chase	9/27/17	2,749,764	725,000	765,039	(40,039)
Polish Zloty	Morgan Stanley	9/27/17	1,427,251	390,000	397,090	(7,090)
Romanian Leu	JP Morgan Chase	9/19/17	1,502,414	371,781	390,677	(18,896)
Singapore Dollar	Bank of America	9/25/17	385,231	276,153	284,596	(8,443)
South African Rand	Bank of America	9/19/17	7,374,936	565,000	555,341	9,659
South African Rand	Bank of America	9/19/17	5,854,830	440,000	440,875	(875)
South African Rand	Standard Chartered Bank	9/19/17	7,215,340	550,000	543,323	6,677
Thai Baht	Standard Chartered Bank	9/15/17	32,500,813	945,000	977,207	(32,207)
Turkish Lira	Bank of America	9/22/17	1,522,273	414,475	425,750	(11,275)
Turkish Lira	Goldman Sachs	9/22/17	982,285	266,000	274,726	(8,726)
				8,490,001	8,705,348	(215,347)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Czech Koruna	Bank of America	9/14/17	2,613,681	112,537	119,143	6,606
Czech Koruna	JP Morgan Chase	9/14/17	7,903,095	347,000	360,259	13,259
Hungarian Forint	Standard Chartered Bank	9/27/17	119,500,000	407,934	466,880	58,946
Hungarian Forint	UBS AG	9/27/17	52,515,584	196,313	205,175	8,862
Mexican Peso	Bank of America	9/20/17	20,703,467	1,109,967	1,153,469	43,502
Mexican Peso	JP Morgan Chase	9/20/17	5,010,790	275,000	279,170	4,170
Polish Zloty	Bank of America	9/27/17	2,059,089	550,000	572,880	22,880
Polish Zloty	JP Morgan Chase	9/27/17	1,019,081	270,000	283,529	13,529
Polish Zloty	Standard Chartered Bank	9/27/17	1,669,707	417,379	464,546	47,167
Polish Zloty	UBS AG	9/27/17	1,010,881	270,000	281,247	11,247
Romanian Leu	Bank of America	9/19/17	1,085,078	270,000	282,156	12,156
Romanian Leu	JP Morgan Chase	9/19/17	1,000,000	259,690	260,033	343
Singapore Dollar	JP Morgan Chase	9/25/17	382,322	280,000	282,447	2,447
South African Rand	Bank of America	9/19/17	5,288,146	400,000	398,203	(1,797)
South African Rand	Goldman Sachs	9/19/17	2,435,690	186,393	183,410	(2,983)
South African Rand	JP Morgan Chase	9/19/17	690,000	51,885	51,958	73
Thai Baht	Standard Chartered Bank	9/15/17	63,016,706	1,836,001	1,894,735	58,734
Turkish Lira	Bank of America	9/22/17	1,972,604	544,325	551,698	7,373
Turkish Lira	Standard Chartered Bank	9/22/17	1,042,256	283,648	291,498	7,850
				8,068,072	8,382,436	314,364

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 86.3%
Argentina — 6.8%
Banco Macro SA, ADR	17,018	1,477,332
Grupo Financiero Galicia SA, ADR	35,574	1,292,048
YPF Sociedad Anonima, ADR	12,400	250,480
		3,019,860
Australia — 1.2%
Donaco International, Ltd.	1,247,848	528,956

Bangladesh — 4.2%
Brac Bank, Ltd.	620,449	670,467
GrameenPhone, Ltd.	152,572	712,629
Square Pharmaceuticals, Ltd.	133,808	465,734
		1,848,830
Cambodia — 2.1%
NagaCorp, Ltd.	1,498,000	911,006

Colombia — 4.0%
Banco Davivienda SA	144,316	1,639,037
Cemex Latam Holdings SA(a)	31,606	115,417
		1,754,454
Croatia — 0.9%
Hrvatski Telekom dd	11,232	323,084
Ledo dd	311	87,007
		410,091
Egypt — 4.1%
Centamin PLC	532,254	1,165,560
Commercial International Bank,
Registered, GDR	137,788	636,581
		1,802,141
Georgia — 4.7%
Bank of Georgia Holdings PLC	23,043	1,047,824
TBC Bank Group PLC	47,780	1,055,768
		2,103,592
Kazakhstan — 2.1%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR(a)	100,223	942,096

Kenya — 2.5%
Safaricom, Ltd.	4,674,400	1,101,922

Kuwait — 7.9%
Agility Public Warehousing Co. KSC	512,483	1,428,761
Mobile Telecommunications Co.	495,034	729,489
National Bank of Kuwait SAK	580,200	1,342,182
		3,500,432
Morocco — 3.2%
Attijariwafa Bank	29,545	1,397,653

Nigeria — 4.0%
Dangote Cement PLC	733,815	521,242
Diamond Bank PLC(a)	17,758,406	72,725
Guaranty Trust Bank PLC	3,430,825	425,313
Nestle Foods Nigeria PLC	30,876	98,382
Nigerian Breweries PLC	329,335	174,600
Zenith Bank PLC	6,091,707	475,926
		1,768,188
Oman — 1.1%
Bank Muscat SAOG	513,023	498,884

Pakistan — 5.5%
D.G. Khan Cement Co., Ltd.	402,675	740,372
Engro Fertilizers, Ltd.	271,830	149,732
Lucky Cement, Ltd.	57,500	386,344
Searle Co., Ltd.	63,850	298,001
United Bank, Ltd.	429,000	847,250
		2,421,699
Peru — 3.2%
Credicorp, Ltd.	7,700	1,425,578

Philippines — 8.1%
First Gen Corp.	518,800	177,904
International Container Termin	414,250	876,945
Puregold Price Club, Inc.	1,207,900	1,128,890
Robinsons Land Corp.	993,500	506,104
Vista Land & Lifescapes, Inc.	7,973,800	946,740
		3,636,583
Qatar — 1.4%
Industries Qatar QSC	100	2,646
Qatar Electricity & Water Co.	11,494	622,449
		625,095
Romania — 5.8%
BRD-Groupe Societe Generale	202,269	739,495
Electrica SA	163,783	595,389
SIF 5 Oltenia Craiova	1,568,091	724,762
Societatea Nationala de Gaze	69,138	506,256
		2,565,902
Sri Lanka — 2.1%
John Keells Holdings PLC	803,125	909,336

United Arab Emirates — 11.4%
DP World, Ltd.	62,462	1,436,626
Emaar Properties PJSC	610,740	1,370,394
Emirates NBD PJSC	290,482	643,881
Gulf Marine Services PLC	183,994	149,882
NMC Health PLC	50,176	1,497,920
		5,098,703
TOTAL COMMON STOCKS
(COST $34,069,674)		38,271,001

	Principal
	Amount ($)
Convertible Corporate Bond — 0.2%
Oman — 0.2%
Bank Muscat SAOG, 0.35%, 3/19/18	383,981	104,831

TOTAL CONVERTIBLE CORPORATE BOND
(COST $–)		104,831

	Shares
Participatory Notes — 7.7%
Saudi Arabia — 0.5%
Al Tayyar Travel Group Holding Co.,
5/24/18, (Merrill Lynch International &
Co.)(a)	23,770	203,113

United Arab Emirates — 3.6%
Aramex PJSC, 3/14/19, (Merrill Lynch
International & Co.)	1,098,827	1,585,868

Vietnam — 3.6%
Vietnam Dairy Products JSC, 2/22/18,
(JPMorgan Chase)	164,215	1,102,667

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Participatory Notes, continued
Vietnam, continued
Vietnam Dairy Products JSC, 1/20/18,
(Citigroup Global Markets Holding,
Inc.)	77,184	518,273
		1,620,940
TOTAL PARTICIPATORY NOTES
(COST $2,433,047)		3,409,921

Private Placements — 4.0%
Kuwait — 4.0%
Human Soft Holding Co. KSC	123,027	1,755,779

TOTAL PRIVATE PLACEMENTS
(COST $1,257,129)		1,755,779

Investment Companies — 1.3%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(b)	564,323	564,323
TOTAL INVESTMENT COMPANIES
(COST $564,323)		564,323

TOTAL INVESTMENT SECURITIES
(COST $38,324,173) — 99.5%		44,105,855
Other Assets (Liabilities) - 0.5%		219,956
NET ASSETS - 100%		$44,325,811
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	37.8
Air Freight & Logistics	6.9
Real Estate Management &
Development	6.4
Wireless Telecommunication Services	5.7
Transportation Infrastructure	5.2
Food Products	4.1
Private Placements	4.0
Construction Materials	4.0
Hotels, Restaurants & Leisure	3.7
Health Care Providers & Services	3.4
Metals & Mining	2.6
Food & Staples Retailing	2.5
Industrial Conglomerates	2.1
Pharmaceuticals	1.7
Oil, Gas & Consumable Fuels	1.7
Capital Markets	1.6
Multi-Utilities	1.4
Investment Companies	1.3
Electric Utilities	1.3
Diversified Telecommunication
Services	0.7
Beverages	0.4
Independent Power & Renewable
Electricity Producers	0.4
Chemicals	0.3
Energy Equipment & Services	0.3
Total	99.5

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 14.1%
Indonesia — 0.4%
Indonesia Government, Series FR56,
8.38%, 9/15/26	700,000,000	56,823

Mexico — 13.7%
Mexican Bonos Desarrollo, Series M,
6.50%, 6/10/21 (a)	20,500,000	1,142,900
Mexican Bonos Desarrollo, Series M,
5.75%, 3/5/26 (a)	14,630,000	763,325
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27 (a)	2,000,000	117,495
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (a)	711,800	51,993
		2,075,713
TOTAL FOREIGN BONDS
(COST $1,997,602)		2,132,536

Yankee Dollars — 62.7%
Argentina — 8.0%
Republic of Argentina, 5.63%,
1/26/22	181,000	185,525
Republic of Argentina, Registered,
6.25%, 4/22/19	967,000	1,019,702
		1,205,227
Brazil — 8.3%
Banco Nac de Desen Econo,
Registered, 6.37%, 6/16/18	200,000	206,332
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	380,000	386,669
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	280,000	297,850
Petrobras Global Finance BV,
8.75%, 5/23/26	100,000	117,500
Petrobras International Finance Co.,
7.88%, 3/15/19	229,000	246,290
		1,254,641
China — 1.3%
Export-Import Bank China, 2.50%,
7/31/19	200,000	201,832

Colombia — 4.9%
Republic of Colombia, 7.38%,
3/18/19	100,000	108,500
Republic of Colombia, 4.38%,
7/12/21	400,000	426,600
Republic of Colombia, 4.00%,
2/26/24, Callable 11/26/23 @
100 (b)	200,000	208,000
		743,100
Croatia — 0.7%
Republic of Croatia, Registered,
6.75%, 11/5/19	100,000	108,831

Hungary — 5.7%
Hungary, 4.13%, 2/19/18	850,000	860,387

Indonesia — 4.1%
Republic of Indonesia, 5.88%,
3/13/20	560,000	611,836

Korea, Republic Of — 0.7%
Export-Import Bank of Korea, 5.13%,
6/29/20	100,000	107,675

Malaysia — 1.1%
Petronas Capital Ltd., 5.25%,
8/12/19	150,000	159,123

Mexico — 7.9%
Petroleos Mexicanos, 3.50%,
7/18/18	700,000	711,409
Petroleos Mexicanos, 3.13%,
1/23/19	163,000	165,201
Petroleos Mexicanos, 8.00%, 5/3/19	218,000	238,405
United Mexican States, 3.63%,
3/15/22	74,000	77,367
		1,192,382
Russian Federation — 7.4%
Gazprom OAO Via Gaz Capital SA,
Registered, 8.15%, 4/11/18	370,000	383,694
Gazprom OAO, Registered, 9.25%,
4/23/19	100,000	110,308
Russian Federation, Registered,
11.00%, 7/24/18	577,000	626,806
		1,120,808
South Africa — 9.7%
Republic of South Africa, 6.88%,
5/27/19	1,037,000	1,117,430
Republic of South Africa, 5.50%,
3/9/20	310,000	330,530
		1,447,960
Turkey — 2.9%
Republic of Turkey, 5.63%, 3/30/21	415,000	442,257

TOTAL YANKEE DOLLARS
(COST $9,391,512)		9,456,059

U.S. Treasury Obligation — 5.2%
U.S. Treasury Note — 5.2%
1.75%, 6/30/22	786,000	782,991

TOTAL U.S. TREASURY OBLIGATION
(COST $781,532)		782,991

	Shares
Investment Companies — 15.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(c)	2,353,840	2,353,840
TOTAL INVESTMENT COMPANIES
(COST $2,353,840)		2,353,840

TOTAL INVESTMENT SECURITIES
(COST $14,524,486) — 97.6%		14,725,426
Other Assets (Liabilities) - 2.4%		356,936
NET ASSETS - 100%		$15,082,362
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	54.7
Investment Companies	15.6
Oil, Gas & Consumable Fuels	14.1
U.S. Treasury Obligation	5.2
Banks	3.3
Diversified Financial Services	2.7
Electric Utilities	2.0
Total	97.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

Futures Contracts Purchased

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
5-Year US Treasury October Future	Long	10/1/17	10	$1,181,484	$2,979
				$1,181,484	$2,979

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year US Treasury September Future	Short	9/21/17	5	$629,453	$688
				$629,453	$688

Interest Rate Swap Agreements

At July 31, 2017, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
	1-Month MXN-				38,000,000
Receive	TIIEBanxico	6.30	12/29/25	Barclays Bank PLC	MXN	2,134,831	103,942	103,942
	1-Month MXN-			Standard Chartered	23,000,000
Pay	TIIEBanxico	6.15	4/14/26	Bank	MXN	1,292,135	(78,900)	(78,900)
							25,042	25,042
____________________
MXN Mexican Peso

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 26	Credit Suisse	12/20/21	1.76	1,210,000	1.00	36,153	61,710	(25,557)
CDX Emerging Markets Index,
Series 27	Bank of America	6/20/22	1.90	255,000	1.00	10,043	11,093	(1,050)
CDX Emerging Markets Index,
Series 27	Bank of America	6/20/22	1.90	155,000	1.00	6,104	6,557	(453)
CDX Emerging Markets Index,
Series 27	Bank of America	6/20/22	1.90	85,000	1.00	3,348	3,698	(350)
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.29	2,200,000	1.00	(17,122)	(36,011)	18,889
Federative Republic of Brazil	Barclays Bank PLC	6/20/22	2.08	966,000	1.00	45,971	59,469	(13,498)
Republic of Columbia	Goldman Sachs	12/20/21	1.12	210,000	1.00	812	5,051	(4,239)
Republic of Columbia	Barclays Bank PLC	12/20/21	1.12	132,000	1.00	511	3,204	(2,693)
Republic of Columbia	Barclays Bank PLC	12/20/21	1.12	285,000	1.00	1,103	7,109	(6,006)
Republic of Korea	JP Morgan Chase	9/20/17	0.21	100,000	1.00	(226)	1,211	(1,437)
Republic of Korea	Barclays Bank PLC	12/20/18	0.26	2,000,000	1.00	(22,950)	(35,466)	12,516
United Mexican States	JP Morgan Chase	6/20/22	1.03	100,000	1.00	(13)	857	(870)
United Mexican States	JP Morgan Chase	6/20/22	1.03	125,000	1.00	(16)	1,249	(1,265)
United Mexican States	Bank of America	6/20/22	1.03	8,000	1.00	(1)	53	(54)
United Mexican States	JP Morgan Chase	6/20/22	1.03	150,000	1.00	(19)	1,429	(1,448)
United Mexican States	JP Morgan Chase	6/20/22	1.03	310,000	1.00	(39)	2,659	(2,698)
						63,659	93,872	(30,213)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Credit Suisse	6/20/18	0.49	2,255,000	1.00	12,559	(48,374)	60,933
People's Republic of China	Credit Suisse	6/20/18	0.14	1,000,000	1.00	8,988	6,272	2,716
Republic of Turkey	Barclays Bank PLC	6/20/19	0.64	2,000,000	1.00	15,847	(137,955)	153,802
						37,394	(180,057)	217,451
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

At July 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	8/2/17	1,900,551	595,000	609,561	(14,561)
Brazilian Real	UBS AG	8/2/17	1,313,005	400,230	421,118	(20,888)
Brazilian Real	Goldman Sachs	11/3/17	49,158	14,567	15,510	(943)
Chilean Peso	JP Morgan Chase	10/12/17	766,810,538	1,144,835	1,178,556	(33,721)
Colombian Peso	Goldman Sachs	8/24/17	3,031,403,370	1,003,670	1,012,634	(8,964)
Colombian Peso	Goldman Sachs	8/24/17	1,526,314,120	519,000	509,862	9,138
Colombian Peso	JP Morgan Chase	8/24/17	642,664,000	216,203	214,681	1,522
Colombian Peso	Morgan Stanley	8/24/17	565,972,500	193,000	189,062	3,938
Colombian Peso	Standard Chartered Bank	8/24/17	867,390,000	290,000	289,750	250
Colombian Peso	Standard Chartered Bank	8/24/17	1,877,779,153	621,141	627,268	(6,127)
Colombian Peso	Barclays Bank PLC	11/29/17	393,450,000	129,000	129,995	(995)
Colombian Peso	Standard Chartered Bank	11/29/17	327,901,500	107,000	108,338	(1,338)
Colombian Peso	UBS AG	11/29/17	346,036,510	113,000	114,329	(1,329)
Hungarian Forint	Goldman Sachs	9/27/17	193,752,650	679,000	756,981	(77,981)
Hungarian Forint	Standard Chartered Bank	9/27/17	248,489,000	853,533	970,832	(117,299)
Indonesian Rupiah	Goldman Sachs	10/17/17	7,160,077,320	527,316	532,910	(5,594)
Indonesian Rupiah	JP Morgan Chase	10/17/17	3,175,614,000	234,000	236,355	(2,355)
Indonesian Rupiah	Morgan Stanley	10/17/17	1,587,690,000	117,000	118,169	(1,169)
Korean Won	Bank of America	8/10/17	1,681,642,132	1,483,845	1,503,188	(19,343)
Korean Won	Goldman Sachs	8/10/17	150,680,250	135,000	134,690	310
Korean Won	UBS AG	8/10/17	197,681,838	175,000	176,704	(1,704)
Korean Won	Bank of America	11/10/17	528,834,744	460,385	473,580	(13,195)
Korean Won	Standard Chartered Bank	11/10/17	337,971,900	300,000	302,659	(2,659)
Mexican Peso	Goldman Sachs	9/20/17	5,074,402	283,000	282,714	286
Mexican Peso	JP Morgan Chase	9/20/17	2,951,438	165,000	164,436	564
Mexican Peso	Morgan Stanley	9/20/17	37,966,620	2,001,697	2,115,265	(113,568)
Mexican Peso	Standard Chartered Bank	9/20/17	1,422,887	80,000	79,274	726
Polish Zloty	Goldman Sachs	9/27/17	1,989,623	517,000	553,553	(36,553)
Russian Ruble	Barclays Bank PLC	10/13/17	27,349,331	453,000	451,609	1,391
South African Rand	Goldman Sachs	9/19/17	1,877,876	140,000	141,406	(1,406)
South African Rand	Standard Chartered Bank	9/19/17	4,284,224	320,000	322,607	(2,607)
Taiwanese Dollar	Goldman Sachs	8/10/17	5,290,250	175,000	175,307	(307)
Taiwanese Dollar	UBS AG	8/10/17	25,474,498	837,701	844,170	(6,469)
Taiwanese Dollar	Standard Chartered Bank	11/10/17	21,000,098	694,035	698,828	(4,793)
Turkish Lira	Bank of America	9/22/17	545,927	150,000	152,685	(2,685)
Turkish Lira	Goldman Sachs	9/22/17	1,125,611	305,000	314,811	(9,811)
Turkish Lira	Morgan Stanley	9/22/17	483,289	130,000	135,166	(5,166)
				16,563,158	17,058,563	(495,405)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Goldman Sachs	8/2/17	49,158	14,821	15,766	945
Brazilian Real	Morgan Stanley	8/2/17	2,279,757	701,000	731,183	30,183
Brazilian Real	Standard Chartered Bank	8/2/17	117,171	35,438	37,580	2,142
Brazilian Real	UBS AG	8/2/17	767,470	240,000	246,150	6,150
Chilean Peso	Goldman Sachs	10/12/17	362,301,300	531,000	556,842	25,842
Chilean Peso	Morgan Stanley	10/12/17	284,517,760	419,000	437,292	18,292
Chilean Peso	UBS AG	10/12/17	120,267,000	180,000	184,845	4,845
Colombian Peso	Goldman Sachs	8/24/17	7,110,609,263	2,414,500	2,375,286	(39,214)
Colombian Peso	JP Morgan Chase	8/24/17	354,120,000	120,000	118,293	(1,707)
Colombian Peso	Morgan Stanley	8/24/17	298,323,500	97,000	99,654	2,654
Colombian Peso	Standard Chartered Bank	8/24/17	625,130,380	203,000	208,824	5,824
Colombian Peso	UBS AG	8/24/17	123,340,000	40,000	41,201	1,201
Colombian Peso	Goldman Sachs	11/29/17	1,070,000,000	349,017	353,525	4,508
Colombian Peso	Standard Chartered Bank	11/29/17	1,367,184,153	446,282	451,714	5,432
Hungarian Forint	Bank of America	9/27/17	28,528,360	100,000	111,459	11,459
Hungarian Forint	Standard Chartered Bank	9/27/17	257,353,315	879,903	1,005,465	125,562
Hungarian Forint	UBS AG	9/27/17	27,364,640	100,000	106,912	6,912
Indonesian Rupiah	Bank of America	10/17/17	12,061,615,750	888,190	897,722	9,532
Indonesian Rupiah	Goldman Sachs	10/17/17	1,427,400,000	104,000	106,239	2,239
Indonesian Rupiah	Morgan Stanley	10/17/17	2,224,200,000	165,000	165,543	543
Indonesian Rupiah	Standard Chartered Bank	10/17/17	2,220,702,000	165,000	165,282	282
Korean Won	Bank of America	8/10/17	528,834,744	459,736	472,715	12,979
Korean Won	Morgan Stanley	8/10/17	356,847,500	313,000	318,979	5,979
Korean Won	Standard Chartered Bank	8/10/17	771,305,760	672,000	689,456	17,456
Korean Won	UBS AG	8/10/17	373,016,216	330,000	333,432	3,432
Malaysian Ringgit	Bank of America	10/27/17	292,643	66,052	68,141	2,089
Mexican Peso	JP Morgan Chase	9/20/17	788,000	42,849	43,902	1,053
Russian Ruble	JP Morgan Chase	10/13/17	27,158,357	465,694	448,456	(17,238)
Taiwanese Dollar	Standard Chartered Bank	8/10/17	21,000,098	693,073	695,898	2,825
Taiwanese Dollar	UBS AG	8/10/17	9,764,650	325,000	323,579	(1,421)
Taiwanese Dollar	Standard Chartered Bank	11/10/17	20,606,365	682,809	685,725	2,916
Turkish Lira	Bank of America	9/22/17	985,133	275,000	275,522	522
Turkish Lira	Standard Chartered Bank	9/22/17	4,402,274	1,198,070	1,231,229	33,159
				13,716,434	14,003,811	287,377

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 92.6%
China — 14.2%
Aluminum Corp. of China Ltd.(a)	142,000	89,084
Brilliance China Automotive Holdings Ltd.	32,000	81,039
China Machinery Engineering Corp.,
Class H	181,000	122,357
China Modern Dairy Holdings Ltd.(a)	566,000	101,452
China Resources Cement Holdings Ltd.	172,000	102,399
China State Construction International
Holdings Ltd.	112,000	180,964
China Yongda Automobiles Services
Holdings Ltd.	197,500	256,401
Daphne International Holdings Ltd.(a)	500,000	44,811
Lonking Holdings Ltd.	224,000	73,131
Maanshan Iron & Steel Co. Ltd.(a)	32,000	15,528
MMG Ltd.(a)	264,485	117,841
Ten Pao Group Holdings Ltd.	560,000	151,999
Times Property Holdings Ltd.	152,964	129,060
Wisdom Education International
Holdings Co. Ltd.	558,000	198,607
Xingda International Holdings Ltd.	371,000	160,548
Zhongsheng Group Holdings Ltd.	83,500	182,809
		2,008,030
Hong Kong — 23.1%
Dah Sing Financial Holdings Ltd.	16,800	118,946
Dream International Ltd.(b)	706,000	282,017
Emperor Watch & Jewellery Ltd.(a)(b)	3,640,000	160,782
EVA Precision Industrial Holdings Ltd.	326,000	46,329
Far East Consortium International Ltd.	428,000	236,176
Haitong International Securities Group Ltd.	133,000	76,797
Hutchison Telecommunications Hong Kong Ltd.	226,000	86,805
Johnson Electric Holdings Ltd.	26,000	92,541
Kingboard Chemical Holdings Ltd.	35,500	159,987
Kingmaker Footwear Holdings Ltd.(b)	892,000	262,668
Lee & Man Chemical Co. Ltd.	186,000	105,733
Lifestyle China Group Ltd.(a)	454,500	186,209
Lifestyle International Holdings Ltd.	47,500	64,950
Pacific Textiles Holdings Ltd.	70,000	79,226
Pou Sheng International Holdings Ltd.	849,000	168,483
Regina Miracle International Holdings Ltd.	211,000	185,860
TCC International Holdings Ltd.	452,000	206,596
Television Broadcasts Ltd.	31,200	114,245
Texhong Textile Group Ltd.	156,000	167,772
Tsui Wah Holdings Ltd.	648,000	100,387
Valuetronics Holdings Ltd.	357,720	213,871
Xinyi Glass Holdings Ltd.	144,000	148,967
		3,265,347
India — 11.4%
Ahluwalia Contracts India Ltd.(a)	7,699	33,528
Allcargo Logistics Ltd.(a)	27,902	74,643
Escorts Ltd.	10,243	106,885
Glenmark Pharmaceuticals Ltd.	9,853	107,070
Gujarat Alkalies & Chemicals Ltd.	16,580	103,314
Indian Bank	14,470	70,686
Indraprastha Gas Ltd.	6,498	119,445
JM Financial Ltd.	41,895	78,474
Kwality Ltd.	37,074	84,239
Navin Fluorine International Ltd.	10,855	118,848
NIIT Ltd.(a)	79,862	122,199
Orient Paper & Industries Ltd.	18,243	28,497
Power Mech Projects Ltd.(a)	3,209	29,339
PTC India Ltd.	64,820	121,768
Repco Home Finance Ltd.	3,008	34,769
Shankara Building Products Ltd.	40	641
Sintex Plastics Technology Ltd.(a)	17,987	23,961
Sobha Ltd.	13,096	81,522
South Indian Bank Ltd.	113,784	53,482
Suzlon Energy Ltd.(a)	618,161	182,620
Tata Sponge Iron Ltd.	2,667	34,674
		1,610,604
Indonesia — 3.5%
Aneka Gas Industri PT(a)(b)	1,337,300	81,304
Bank Tabungan Negara Tbk PT	478,700	93,419
Bumi Serpong Damai PT	1,109,900	149,120
PT Adhi Karya Persero Tbk	470,200	78,349
PT Tunas Baru Lampung Tbk	815,800	90,930
		493,122
Korea, Republic Of — 11.5%
BGF Retail Co. Ltd.	596	49,214
BNK Financial Group, Inc.	14,724	148,687
Hankook Tire Co. Ltd.	2,385	133,210
Hugel, Inc.(a)	398	206,789
Hyundai Mipo Dockyard Co.(a)	1,169	112,303
KIWOOM Securities Co. Ltd.	941	71,395
Kolon Industries, Inc.	1,394	81,846
Osstem Implant Co. Ltd.(a)	3,154	169,398
PS Tec Co. Ltd.	11,871	70,335
SK Innovation Co. Ltd.	493	77,761
SK Materials Co. Ltd.	764	126,036
TES Co. Ltd.	5,580	149,099
Vieworks Co. Ltd.	2,890	126,551
Youngone Corp.	3,880	113,730
		1,636,354
Malaysia — 2.4%
Ekovest Berhad	346,500	92,292
Kerjaya Prospek Group Berhad	159,100	137,912
Scientex Berhad	52,100	105,417
		335,621
Philippines — 1.7%
Cosco Capital, Inc.	521,900	79,966
GT Capital Holdings, Inc.	1,540	37,027
Melco Resorts and Entertainment
Philippines Corp.(a)	730,600	130,335
		247,328
Singapore — 3.3%
Cache Logistics Trust	165,900	108,371
Ezion Holdings Ltd.(a)	720,200	127,582
HRnetGroup Ltd.(a)	127,900	81,660
Wing Tai Holdings Ltd.	103,900	156,449
		474,062
Taiwan, Province Of China — 19.3%
Accton Technology Corp.	45,000	119,982
Airtac International Group	10,000	135,301
China General Plastics Corp.	151,410	145,432
Cleanaway Co. Ltd.	31,000	178,143
Eclat Textile Co. Ltd.	9,180	105,659
Epistar Corp.(a)	135,000	129,223
FIT Hon Teng Ltd.(a)	96,000	47,812
Gourmet Master Co. Ltd.	12,300	144,013
King Yuan Electronics Co. Ltd.	151,000	150,540
Macronix International Co. Ltd.(a)	331,000	180,892
Mega Financial Holdings Co. Ltd.	174,000	147,248
MiTac Holdings Corp.	107,463	128,669
Nien Made Enterprise Co. Ltd.	10,000	122,052
PharmaEngine, Inc.	25,196	160,226
Primax Electronics Ltd.	78,000	170,509

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Taiwan, Province Of China, continued
Sinbon Electronics Co. Ltd.	59,989	147,032
Sunonwealth Electric Machine Industry
Co. Ltd.	61,000	86,170
Topco Scientific Co. Ltd.	65,153	199,611
WT Microelectronics Co. Ltd.	95,000	140,807
Yageo Corp.	25,000	95,224
		2,734,545
Thailand — 2.2%
Malee Group PCL	59,700	59,666
Sino Thai Engineering & Construction
PCL	169,300	131,037
TPI Polene Power PCL	535,000	119,000
		309,703
TOTAL COMMON STOCKS
(COST $11,303,331)		13,114,716

Exchange-Traded Fund — 3.9%
iShares MSCI India Small-Cap ETF	11,843	548,686
TOTAL EXCHANGE-TRADED FUND
(COST $376,171)		548,686

Right — 0.0%
Taiwan, Province Of China — 0.0%
Airtac International Group, 8/10/17(a)	446	1,603
TOTAL RIGHT
(COST $–)		1,603

Investment Companies — 1.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(c)	230,071	230,071
TOTAL INVESTMENT COMPANIES
(COST $230,071)		230,071
TOTAL INVESTMENT SECURITIES
(COST $11,909,573) — 98.1%		13,895,076
Other Assets (Liabilities) - 1.9%		272,846
NET ASSETS - 100%		$14,167,922
____________________
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 5.6% of net assets of the fund.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
ETF	Exchange-Traded Fund

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Textiles, Apparel & Luxury Goods	6.7
Chemicals	6.3
Semiconductors & Semiconductor
Equipment	5.7
Construction & Engineering	5.7
Electronic Equipment, Instruments &
Components	5.7
Specialty Retail	5.4
Real Estate Management &
Development	5.3
Banks	4.5
Machinery	4.0
Exchange-Traded Fund	3.9
Electrical Equipment	3.7
Auto Components	3.1
Hotels, Restaurants & Leisure	2.6
Biotechnology	2.6
Food Products	2.4
Construction Materials	2.2
Health Care Equipment & Supplies	2.1
Technology Hardware, Storage &
Peripherals	2.1
Leisure Products	2.0
Multiline Retail	1.8
Metals & Mining	1.8
Independent Power & Renewable
Electricity Producers	1.7
Capital Markets	1.6
Investment Companies	1.6
Diversified Consumer Services	1.4
Commercial Services & Supplies	1.3
Energy Equipment & Services	0.9
Food & Staples Retailing	0.9
Household Durables	0.9
IT Services	0.9
Media	0.8
Communications Equipment	0.8
Gas Utilities	0.8
Pharmaceuticals	0.8
Equity Real Estate Investment Trusts	0.8
Professional Services	0.6
Automobiles	0.6
Diversified Telecommunication
Services	0.6
Air Freight & Logistics	0.5
Oil, Gas & Consumable Fuels	0.5
Diversified Financial Services	0.3
Consumer Finance	0.2
Right	0.0
Total	98.1

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 14.9%
Denmark — 0.6%
DONG Energy A/S, 6.25%, 12/31/13,
Callable 6/26/23 @ 100 (a),(b)	EUR	50,000	70,342
TDC A/S, 3.50%, 2/26/15, Callable
2/26/21 @ 100 (a),(b)	EUR	100,000	121,839
			192,181
France — 4.9%
Accor SA, 4.13%, Callable 6/30/20 @
100 (a),(b),(c)		100,000	125,117
Arkema SA, 4.75%, Callable 10/29/20
@ 100 (a),(b),(c)		100,000	129,047
AXA SA, Series E, 3.94%, Callable
11/7/24 @ 100 (a),(b),(c)		100,000	130,799
Credit Agricole SA, 6.50%, Callable
6/23/21 @ 100 (a),(b),(c)		100,000	132,426
Credit Agricole SA, 7.87%, Callable
10/26/19 @ 100 (a),(b),(c)		100,000	136,834
Crown European Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)		100,000	131,923
Electricite de France SA, Series E,
5.38%, Callable 1/29/25 @ 100
(a),(b),(c)		100,000	131,940
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (b)		100,000	125,349
GDF SUEZ, 4.75%, Callable 7/10/21
@ 100 (a),(b),(c)		100,000	132,562
Orange SA, 4.25%, Callable 2/7/20 @
100 (a),(b),(c)		100,000	126,656
Orange SA, 5.00%, Callable 10/1/26
@ 100 (a),(b),(c)		100,000	132,776
			1,435,429
Germany — 3.3%
Allianz SE, 4.75%, Callable 10/24/23
@ 100 (a),(b),(c)		100,000	138,156
Commerzbank AG, Series E, 7.75%,
3/16/21		100,000	145,422
HeidelbergCement Finance
Luxembourg SA, 7.50%, 4/3/20		25,000	35,454
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 103.88 (b)		100,000	125,620
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)		100,000	157,909
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (b)		125,000	168,653
Volkswagen AG, 5.12%, Callable
9/4/23 @ 100 (a),(b),(c)		50,000	64,793
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)		100,000	125,176
			961,183
Ireland — 0.4%
Ardagh Packaging Holdings Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102.06 (b)(d)		100,000	125,899

Luxembourg — 1.0%
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		25,000	31,730
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 8/1/19 @
102.69 (b)		100,000	126,661
Picard Bondco SA, Registered, 7.75%,
2/1/20, Callable 9/5/17 @ 103.88 (b)		100,000	123,519
			281,910
Netherlands — 1.3%
Koninklijke KPN NV, 6.12%, Callable
9/14/18 @ 100 (a),(b),(c)		100,000	125,177
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @
103.56 (b)		100,000	133,757
NN Group NV, 4.62%, 4/8/44, Callable
4/8/24 @ 100 (a),(b)		100,000	132,859
			391,793
Spain — 0.9%
Gas Natural Fenosa Finance BV,
4.12%, Callable 11/18/22 @ 100
(a),(b),(c)		100,000	127,433
Telefonica SA, 7.62%, Callable
9/18/21 @ 100 (a),(b),(c)		100,000	142,169
			269,602
Sweden — 0.4%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	EUR	100,000	127,839

United Kingdom — 1.2%
Aviva PLC, Series E, 3.37%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	EUR	100,000	125,628
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18		100,000	122,718
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20
@ 102.25 (b)	EUR	100,000	124,643
			372,989
United States — 0.9%
Newell Brands, Inc., 3.75%, 10/1/21	EUR	100,000	132,728
Sealed Air Corp., 4.50%, 9/15/23,
MTN ,Callable 6/15/23 @ 100 (b)	EUR	100,000	133,623
			266,351
TOTAL FOREIGN BONDS
(COST $3,919,520)			4,425,176

Yankee Dollars — 23.9%
Argentina — 1.2%
IRSA Propiedades Comerciales SA,
Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (b)		23,000	25,527
Petrobras Argentina SA, Registered,
7.38%, 7/21/23, Callable 7/21/20
@103.69 (b)		28,000	29,288
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)		52,000	52,884
Republic of Argentina, 5.63%, 1/26/22		60,000	61,500
Republic of Argentina, 6.88%, 1/26/27		53,000	54,458
Republic of Argentina, 7.13%, 6/28/17 (d)		14,000	12,712

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Argentina, continued
YPF SA, Registered, 8.88%, 12/19/18	32,000	34,294
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	85,470
		356,133
Australia — 0.4%
FMG Resources August 2006 Pty Ltd.,
9.75%, 3/1/22, Callable 3/1/18 @
109.75 (b)(d)	80,000	90,896
FMG Resources August 2006 Pty Ltd.,
4.75%, 5/15/22, Callable 2/15/22
@ 100 (b)(d)	30,000	30,825
		121,721
Brazil — 3.5%
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	106,130
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	106,375
Federal Republic of Brazil, 8.88%,
4/15/24	24,000	30,840
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	100,000	105,750
Petrobras Brasileiro SA, 5.75%,
1/20/20	110,000	114,825
Petrobras Global Finance BV, 8.38%,
5/23/21	28,000	31,562
Petrobras Global Finance BV, 6.13%,
1/17/22	107,000	112,483
Petrobras Global Finance BV, 4.38%,
5/20/23	25,000	24,219
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	64,635
Petrobras Global Finance BV, 8.75%,
5/23/26	37,000	43,475
Petrobras Global Finance BV, 7.38%,
1/17/27	100,000	108,300
Petrobras Global Finance BV, 6.75%,
1/27/41	20,000	19,200
Petrobras International Finance Co.,
5.38%, 1/27/21	133,000	136,657
Vale SA, 4.38%, 1/11/22	40,000	41,280
Vale SA, 5.63%, 9/11/42	24,000	23,700
		1,069,431
Canada — 2.5%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)(d)	142,000	147,680
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (b)(d)	2,000	2,168
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (b)(d)	184,000	201,939
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75 (b)(d)	100,000	104,900
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 103.94 (b)(d)	10,000	10,900
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (b)(d)	64,000	65,120
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (b)(d)	67,000	69,513
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 8/1/18 @ 102.63 (b)(d)	40,000	41,200
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (b)(d)	100,000	100,625
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (b)(d)	34,000	34,170
		778,215
Chile — 0.0%
Codelco, Inc., 5.63%, 9/21/35 (d)	7,000	8,061

Colombia — 0.3%
Bancolombia SA, 5.13%, 9/11/22	35,000	36,680
Republic of Colombia, 8.13%, 5/21/24	40,000	51,040
		87,720
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	35,394

France — 1.1%
Electricite de France SA, Registered,
5.25%, Callable 1/29/23 @ 100
(a),(b),(c)	100,000	103,375
Numericable-SFR SA, 7.38%, 5/1/26,
Callable 5/1/21 @ 103.69 (b)(d)	200,000	216,500
		319,875
Germany — 1.4%
IHO Verwaltungs (Schaeffler) GmbH,
4.50%, 9/15/23, Callable 9/15/19
@ 102.25 (b)(d)	200,000	206,000
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (b)(d)	200,000	215,000
		421,000
Guatemala — 0.2%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (b)(d)	48,000	50,970

Indonesia — 0.8%
Majapahit Holding BV, Registered,
7.75%, 1/20/20	200,000	224,260

Ireland — 1.4%
Ardagh Packaging Holdings Ltd.,
7.25%, 5/15/24, Callable 5/15/19
@ 105.44 (b)(d)	200,000	220,750
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	93,000	94,628
Park Aerospace Holdings, 5.50%,
2/15/24 (d)	110,000	111,993
		427,371
Italy — 0.8%
ENEL SpA, 8.75%, 9/24/73, Callable
9/24/23 @ 100 (a),(b)(d)	200,000	241,000

Kazakstan — 0.7%
Kazmunaygas National Co. JSC,
Registered, 4.75%, 4/19/27	200,000	198,750

Lebanon — 0.1%
Lebanon Government International
Bond, Series G, 7.05%, 11/2/35, MTN	18,000	17,838

Luxembourg — 2.0%
Altice Financing SA, 6.63%, 2/15/23,
Callable 2/15/18 @ 104.97 (b)(d)	200,000	211,875

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Luxembourg, continued
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 9/5/17 @
105.81 (b)(d)	200,000	212,500
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94
(b)(d)	80,000	87,000
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (b)(d)	31,000	32,240
Dana Financing Luxembourg Sarl,
6.50%, 6/1/26, Callable 6/1/21 @
103.25 (b)(d)	33,000	35,351
		578,966
Mexico — 0.2%
Petroleos Mexicanos, 6.38%, 2/4/21	10,000	10,950
Petroleos Mexicanos, 5.38%, 3/13/22 (d)	23,000	24,507
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	10,000	11,010
Petroleos Mexicanos, Registered,
6.50%, 3/13/27	16,000	17,616
		64,083
Monaco — 0.5%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(b)(d)	140,000	150,675

Netherlands — 1.6%
Constellium NV, 7.88%, 4/1/21,
Callable 4/1/18 @ 103.94 (b)(d)	250,000	266,875
Lincoln Finance Ltd., 7.38%, 4/15/21,
Callable 4/15/18 @ 103.69 (b)(d)	200,000	211,500
		478,375
Nigeria — 0.2%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	45,056

Peru — 0.2%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	43,520
BBVA Banco Continental, Registered,
5.00%, 8/26/22	14,000	15,225
		58,745
Russian Federation — 1.5%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	208,500
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	112,250
VTB Bank OJSC Via VTB Capital SA,
6.55%, 10/13/20	100,000	109,350
		430,100
South Africa — 0.4%
Republic of South Africa, 5.50%,
3/9/20	100,000	106,623

Sri Lanka — 0.4%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	106,326

Switzerland — 0.8%
UBS Group AG, 7.00%, Callable
2/19/25 @ 100 (a),(b),(c)	200,000	224,250
Viking Cruises, Ltd., 6.25%, 5/15/25,
Callable 5/15/20 @ 103.13 (b)(d)	11,000	11,220
		235,470
Turkey — 0.9%
Republic of Turkey, 7.00%, 6/5/20	133,000	146,081
Republic of Turkey, 7.38%, 2/5/25	62,000	72,405
Republic of Turkey, 6.88%, 3/17/36	32,000	36,315
		254,801
United Kingdom — 0.4%
Noble Holding International Ltd.,
7.75%, 1/15/24, Callable 10/15/23
@100 (b)	149,000	118,582

Venezuela — 0.3%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	4,000	1,530
Petroleos de Venezuela SA, 9.00%,
11/17/21	35,000	13,790
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22	9,000	4,129
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	70,000	23,188
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	158,000	51,365
		94,002
TOTAL YANKEE DOLLARS
(COST $6,848,542)		7,079,543

Corporate Bonds — 50.5%
United States — 50.5%
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/1/19 @ 104.88	150,000	161,249
Alcoa, Inc., 5.90%, 2/1/27	30,000	33,039
Alere, Inc., 6.38%, 7/1/23, Callable
7/1/18 @ 104.78(d)	162,000	174,150
Ally Financial, Inc., 4.13%, 3/30/20	135,000	139,050
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100.00	134,000	143,379
Ally Financial, Inc., 7.50%, 9/15/20	87,000	98,528
Ally Financial, Inc., 8.00%, 3/15/20	87,000	98,745
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26, Callable 11/15/21 @
102.94	18,000	18,360
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @ 102.88	130,000	133,128
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(d)	93,000	92,651
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(d)	51,000	50,554
American Express Co., 5.20%,
Callable 11/15/19 @ 100.00(a),(c)	65,000	67,519
Ashton Woods USA LLC / Ashton
Woods Finance Co., 6.75%, 8/1/25,
Callable 8/1/20 @ 105.06(d)	49,000	49,490
Bank of America Corp., 6.50%,
Callable 10/23/24 @ 100.00(a),(c)	75,000	84,656
Bank of America Corp., 8.12%,
Callable 5/15/18 @ 100.00(a),(c)	100,000	104,466
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @ 102.44	88,000	107,360
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @ 105.00	28,000	34,720

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @
104.59(d)	213,000	217,792
Blueline Rental Finance Corp/ Blueline
Rental LLC, 9.25%, 3/15/24, Callable
3/15/20 @ 104.63(d)	81,000	87,885
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(d)	45,000	46,800
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16	115,000	123,625
Cablevision Systems Corp., 5.88%,
9/15/22	100,000	105,625
Cablevision Systems Corp., 8.63%,
9/15/17	57,000	57,356
Capital One Financial Corp., 5.55%,
Callable 6/1/20 @ 100.00(a),(c)	120,000	126,450
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/18 @ 104.50(d)	110,000	116,325
Carrizo Oil & Gas, Inc., 6.25%,
4/15/23, Callable 4/15/18 @ 104.69	75,000	74,531
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/5/17 @ 103.75	80,000	81,150
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 5/1/18 @ 103.84(d)	164,000	172,200
Cemex Finance LLC, Registered,
6.00%, 4/1/24, Callable 4/1/19 @
103.00	200,000	212,250
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/19 @ 102.38	14,000	14,770
Centene Corp., 4.75%, 1/15/25,
Callable 1/15/20 @ 103.56	26,000	27,105
Centene Corp., 5.63%, 2/15/21,
Callable 2/15/18 @ 102.81	27,000	28,080
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/19 @ 104.59	73,000	79,388
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @ 104.59	20,000	21,400
Change Healthcare Holdings LLC /
Change Healthcare Finance, Inc.,
5.75%, 3/1/25, Callable 3/1/20 @
102.88(d)	23,000	23,776
Citigroup, Inc., 5.80%, Callable
11/15/19 @ 100.00(a),(c)	85,000	88,931
Citigroup, Inc., 5.87%, Callable
3/27/20 @ 100.00(a),(c)	70,000	73,588
Clear Channel Worldwide, 6.50%,
11/15/22, Callable 11/15/17 @ 103.25	159,000	163,770
Clearwater Paper Corp., 5.38%,
2/1/25(d)	202,000	199,980
Cliffs Natural Resources, Inc., 5.75%,
3/1/25, Callable 3/1/20 @ 104.31(d)	114,000	111,149
Commercial Metals Co., 4.88%,
5/15/23, Callable 2/15/23 @ 100.00	50,000	51,125
Commercial Metals Co., 5.38%,
7/15/27, Callable 7/15/22 @ 102.69	21,000	21,893
Continental Resources, Inc., 4.50%,
4/15/23, Callable 1/15/23 @ 100.00	30,000	29,250
Covanta Holding Corp., 5.88%, 7/1/25,
Callable 7/1/20 @ 104.41	29,000	28,203
DCP Midstream LLC, 4.75%, 9/30/21,
Callable 6/30/21 @ 100.00(d)	110,000	113,025
DCP Midstream LLC, 8.13%, 8/16/30	120,000	142,800
Dell, Inc., 7.10%, 4/15/28	11,000	12,155
Diamond 1 Finance/Diamond 2,
5.45%, 6/15/23, Callable 4/15/23 @
100.00(d)	35,000	38,575
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 6/15/18 @
102.94(d)	19,000	19,926
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26 @
100.00(d)	50,000	55,833
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19 @
105.34(d)	25,000	27,822
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03	39,000	40,365
DISH DBS Corp., 5.88%, 7/15/22	195,000	212,245
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 5/15/18 @ 102.00(d)	105,000	109,200
Eldorado Resorts, Inc., 6.00%, 4/1/25,
Callable 4/1/20 @ 104.50	21,000	22,470
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 8/1/18 @ 105.25	135,000	145,800
Energy Transfer Equity LP, 7.50%,
10/15/20	100,000	113,000
EP Energy LLC/ Everest Acquisition
Finance, Inc., 9.38%, 5/1/20, Callable
9/5/17 @ 102.34	55,000	46,819
EP Energy/ Everest Acquisition
Finance, 8.00%, 2/15/25, Callable
2/15/20 @ 106.00(d)	62,000	48,166
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(d)	38,000	39,710
Exela Intermediate LLC / Exela
Finance, Inc., 10.00%, 7/15/23,
Callable 7/15/20 @ 105.00(d)	95,000	92,568
Fifth Third Bancorp, 4.90%, Callable
9/30/19 @ 100.00(a),(c)	60,000	60,825
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/18 @ 103.50(d)	200,000	215,750
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 9/5/17 @ 102.31(d)	95,000	96,663
Flex Acquisition Co., Inc., 6.88%,
1/15/25, Callable 1/15/20 @ 103.44(d)	49,000	51,450
Freeport-McMoRan, Inc., 3.55%,
3/1/22, Callable 12/1/21 @ 100.00	98,000	95,060
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @ 100.00	44,000	42,625
Freeport-McMoRan, Inc., 6.50%,
11/15/20, Callable 9/5/17 @ 103.50	17,000	17,489
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44	18,000	19,575
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81	40,000	38,600
Genesis Energy LP, 5.75%, 2/15/21,
Callable 9/5/17 @ 102.88	115,000	116,150
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	76,000	77,140
Golden Nugget Escrow, Inc., 8.50%,
12/1/21, Callable 12/1/17 @ 104.25(d)	155,000	164,106
Goldman Sachs Group, Inc., 5.38%,
Callable 5/10/20 @ 100.00(a),(c)	120,000	126,000
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 10/15/19 @
104.50(d)	196,000	193,921
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(d)	77,000	76,904

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Halcon Resources Corp., 6.75%,
2/15/25, Callable 2/15/20 @ 105.06(d)	187,000	191,208
Halcon Resources Corp., 12.00%,
2/15/22, Callable 8/15/18 @ 112.00(d)	30,000	36,000
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	76,475
HD Supply, Inc., 5.25%, 12/15/21,
Callable 12/15/17 @ 103.94(d)	40,000	41,975
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(d)	77,000	83,353
Herc Rentals, Inc., 7.75%, 6/1/24,
Callable 6/1/19 @ 105.81(d)	99,000	107,415
Holly Energy Partners LP, 6.00%,
8/1/24, Callable 8/1/19 @ 104.50(d)	18,000	18,743
Infor, Inc., 5.75%, 8/15/20, Callable
8/21/17 @ 102.88(d)	5,000	5,150
Infor, Inc., 6.50%, 5/15/22, Callable
5/15/18 @ 103.25	125,000	130,156
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/19 @ 103.75(d)	131,000	143,445
j2 Cloud Services LLC / j2 Global Co-
Obligor, Inc., 6.00%, 7/15/25, Callable
7/15/20 @ 104.55(d)	21,000	21,866
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(d)	89,000	96,565
JPMorgan Chase & Co., 5.30%,
Callable 5/1/20 @ 100.00(a),(c)	60,000	62,790
JPMorgan Chase & Co., 6.00%,
Callable 8/1/23 @ 100.00(a),(c)	85,000	92,225
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/19 @ 104.41	91,000	96,687
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 9/5/17 @ 104.78	153,000	141,908
Landry's, Inc., 6.75%, 10/15/24,
Callable 10/15/19 @ 103.38(d)	221,000	226,591
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/18 @ 102.56	90,000	93,600
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69	39,000	41,438
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.69	24,000	25,260
LifePoint Health, Inc., 5.38%, 5/1/24,
Callable 5/1/19 @ 104.03	97,000	101,132
M/I Homes, Inc., 5.63%, 8/1/25,
Callable 8/1/20 @ 104.22(d)	34,000	34,000
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78	91,000	99,077
MEDNAX, Inc., 5.25%, 12/1/23,
Callable 12/1/18 @ 103.94(d)	30,000	30,900
MGM Growth / MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00	38,000	41,420
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/26 @ 100.00	90,000	91,062
MGM Resorts International, 7.75%,
3/15/22	40,000	46,996
Molina Healthcare, Inc., 4.88%,
6/15/25, Callable 6/15/20 @ 102.44(d)	43,000	43,753
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @ 100.00	60,000	63,900
Morgan Stanley, 5.45%, Callable
7/15/19 @ 100.00(a),(c)	100,000	103,500
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/19 @ 105.34(d)	66,000	71,445
MPT Operating Partnership LP,
5.25%, 8/1/26, Callable 8/1/21 @
102.63	20,000	20,900
MPT Operating Partnership LP,
6.38%, 3/1/24, Callable 3/1/19 @
104.78	54,000	58,860
MPT Operating Partnership LP,
6.38%, 2/15/22, Callable 9/5/17 @
103.19	8,000	8,260
Navient Corp., 7.25%, 1/25/22, MTN	50,000	54,750
Navient Corp., 8.00%, 3/25/20, MTN	67,000	74,102
NGPL PipeCo LLC, 4.88%, 8/15/27,
Callable 2/15/27 @ 100.00(d)	4,000	4,120
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63	65,000	68,738
Nustar Logistics LP, 5.63%, 4/28/27,
Callable 1/28/27 @ 100.00	50,000	53,000
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 9/5/17 @ 103.94	130,000	134,550
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	27,000	30,443
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(d)	18,000	18,315
Parsley Energy LLC, 5.38%, 1/15/25,
Callable 1/15/20 @ 104.03(d)	18,000	18,360
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/18 @ 105.25	133,000	133,665
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(d)	90,000	88,200
PBF Logistics LP, 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16	130,000	133,900
Penn National Gaming, Inc., 5.63%,
1/15/27, Callable 1/15/22 @ 102.81(d)	52,000	53,560
Plastipak Holdings, Inc., 6.50%,
10/1/21, Callable 9/5/17 @ 104.88(d)	120,000	124,200
Platform Specialty Products Corp.,
10.38%, 5/1/21, Callable 5/1/18 @
105.19(d)	35,000	38,588
Rite Aid Corp., 6.13%, 4/1/23, Callable
4/1/18 @ 104.59(d)	47,000	46,589
Rose Rock Midstream LP, 5.63%,
7/15/22, Callable 8/21/17 @ 104.22	140,000	138,950
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @ 102.81	161,000	158,132
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @ 104.88(d)	176,000	184,800
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/18 @ 103.06	195,000	159,534
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 9/5/17 @ 103.19	203,000	209,089
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21, Callable 9/5/17
@102.94(d)	187,000	190,273
Shea Homes LP/FNDG CP, 5.88%,
4/1/23, Callable 4/1/18 @ 104.41(d)	56,000	57,680
Sirius XM Radio, Inc., 5.00%, 8/1/27,
Callable 8/1/22 @ 102.50(d)	75,000	76,604
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(d)	175,000	188,780
Southern Copper Corp., 5.88%,
4/23/45	5,000	5,512
Southern Copper Corp., 6.75%,
4/16/40	27,000	31,926

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Southwestern Energy Co., 6.70%,
1/23/25, Callable 10/23/24 @
100.00(a)	127,000	125,056
Sprint Communications, Inc., 6.00%,
11/15/22	125,000	131,875
Sprint Corp., 7.88%, 9/15/23	380,000	431,300
Surgery Center Holdings, 6.75%,
7/1/25, Callable 7/1/20 @ 103.38(d)	51,000	52,403
Surgey Center Holdings, Inc., 8.88%,
4/15/21, Callable 4/15/18 @ 106.66(d)	95,000	103,075
Tallgrass Energy Partners/Finance,
5.50%, 9/15/24, Callable 9/15/19 @
104.13(d)	93,000	95,209
Targa Resources Partners, 5.13%,
2/1/25, Callable 2/1/20 @ 103.84(d)	188,000	193,639
Targa Resources Partners, 6.75%,
3/15/24, Callable 9/15/19 @ 103.38	77,000	83,353
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(d)	110,000	117,150
Tenet Healthcare Corp., 5.13%,
5/1/25, Callable 5/1/20 @ 102.56(d)	16,000	16,100
Tenet Healthcare Corp., 6.00%,
10/1/20	100,000	107,125
Tenet Healthcare Corp., 8.13%, 4/1/22	245,000	263,374
Tennessee Merger Sub, Inc., 6.38%,
2/1/25, Callable 2/1/20 @ 103.19(d)	106,000	103,880
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00	35,000	36,881
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97	75,000	80,540
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/19 @ 104.50	5,000	5,375
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	150,000	161,577
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94	110,000	115,363
Tronox Ltd., 7.50%, 3/15/22, Callable
3/15/18 @ 103.75(d)	120,000	125,699
USG Corp., 4.88%, 6/1/27, Callable
6/1/22 @ 102.44(d)	42,000	43,365
Valeant Pharmaceuticals International,
6.38%, 10/15/20, Callable 9/5/17 @
103.19(d)	59,000	57,378
Virgin Media Communications Ltd.,
6.38%, 4/15/23, Callable 4/15/18 @
103.19(d)	200,000	209,999
WellCare Health Plans, Inc., 5.25%,
4/1/25, Callable 4/1/20 @ 103.94	98,000	103,880
Wells Fargo & Co., 7.98%, Callable
3/15/18 @ 100.00(a),(c)	75,000	77,719
Windstream Services LLC, 7.75%,
10/1/21, Callable 9/5/17 @ 103.88	146,000	130,670
WPX Energy, Inc., 6.00%, 1/15/22,
Callable 10/15/21 @ 100.00	43,000	44,183
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/20 @ 100.00	100,000	107,000
Zayo Group LLC / Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(d)	23,000	24,380
Zayo Group LLC/ Zayo Capital LLC,
6.00%, 4/1/23, Callable 4/1/18 @
104.50	125,000	131,719
		14,951,860
TOTAL CORPORATE BONDS
(COST $14,468,434)		14,951,860

	Shares
Exchange Traded Fund — 1.4%
iShares JPMorgan USD Emerging
Markets Bond Fund	3,502	403,641

TOTAL EXCHANGE TRADED FUND
(COST $398,210)		403,641

Investment Companies — 8.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(e)	2,435,170	2,435,170
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.81%(e)	94,448	94,448

TOTAL INVESTMENT COMPANIES
(COST $2,529,618)		2,529,618

TOTAL INVESTMENT SECURITIES
(COST $28,164,324) — 99.2%		29,389,838
Other Assets (Liabilities) - 0.8%		228,417
NET ASSETS - 100%		$29,618,255
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
MTN	Medium Term Note
LLC	Limited Liability Company
EUR	Euro

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	15.8
Investment Companies	8.5
Media	8.2
Health Care Providers & Services	6.2
Diversified Telecommunication Services	5.6
Hotels, Restaurants & Leisure	5.2
Banks	5.1
Metals & Mining	4.5
Containers & Packaging	3.3
Insurance	3.0
Electric Utilities	3.0
Sovereign Bonds	2.9
Chemicals	2.9
Consumer Finance	2.7
Wireless Telecommunication Services	2.5
Household Durables	2.1
Trading Companies & Distributors	1.8
Capital Markets	1.5
Exchange Traded Fund	1.4
Auto Components	1.4
Paper & Forest Products	0.9
Construction Materials	0.8
Machinery	0.8
IT Services	0.7
Diversified Financial Services	0.7
Automobiles	0.6
Health Care Equipment & Supplies	0.6
Food & Staples Retailing	0.6
Real Estate Management & Development	0.5
Technology Hardware, Storage & Peripherals	0.5
Pharmaceuticals	0.5
Life Sciences Tools & Services	0.5
Road & Rail	0.4
Multi-Utilities	0.4
Gas Utilities	0.4
Energy Equipment & Services	0.4
Software	0.4
Internet Software & Services	0.4
Personal Products	0.3
Equity Real Estate Investment Trusts	0.3
Independent Power & Renewable Electricity Producers	0.2
Beverages	0.2
Household Products	0.1
Health Care Technology	0.1
Building Products	0.1
Aerospace & Defense	0.1
Commercial Services & Supplies	0.1
Total	99.2

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	100,000	1.00	(3,088)	(6,050)	2,962
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	168,000	1.00	(5,188)	(12,297)	7,109
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	65,000	1.00	(2,007)	(5,070)	3,063
						(10,283)	(23,417)	13,134

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2017, the Fund's open centrally cleared credit default swap agreements were as follows:

		Implied				Upfront
		Credit				Premiums	Unrealized
		Spread at	Notional			Paid/	Appreciation/
	Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX N.A. High Yield Index,
Series 25	12/20/20	2.57	784,080	5.00	59,280	(9,409)	68,689
CDX N.A. High Yield Index,
Series 28	6/20/22	3.21	200,000	5.00	15,220	14,817	403
					74,500	5,408	69,092
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

At July 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/2/17	4,189,385	4,786,473	4,958,967	(172,494)
European Euro	UBS AG	9/5/17	3,689,385	4,335,234	4,376,112	(40,878)
				9,121,707	9,335,079	(213,372)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/2/17	500,000	571,570	591,849	20,279
				571,570	591,849	20,279

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 22.8%
Belgium — 0.5%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a),(b)		100,000	126,758

France — 6.4%
AXA SA, Series E, 3.94%, Callable
11/7/24 @ 100 (a),(b),(c)		100,000	130,799
Banque Federative du Credit Mutuel
SA, Series E, 3.00%, 5/21/24		100,000	129,877
BNP Paribas, Series E, 2.87%,
3/20/26, Callable 3/20/21 @ 100
(a),(b)		150,000	190,519
BPCE SA, 2.75%, 7/8/26, Callable
7/8/21 @ 100 (a),(b)		200,000	252,921
Credit Agricole SA, 6.50%, Callable
6/23/21 @ 100 (a),(b),(c)		150,000	198,639
Crown European Holdings, Registered,
4.00%, 7/15/22, Callable 4/15/22
@ 100 (b)		100,000	131,923
Electricite de France SA, Series E,
5.38%, Callable 1/29/25 @ 100
(a),(b),(c)		100,000	131,940
GDF SUEZ, Series N10, 3.88%,
Callable 6/2/24 @ 100 (a),(b),(c)		100,000	127,561
GDF SUEZ, 4.75%, Callable 7/10/21
@ 100 (a),(b),(c)		100,000	132,563
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @
101.5 (b)		100,000	122,110
Orange SA, 4.25%, Callable 2/7/20 @
100 (a),(b),(c)		100,000	126,656
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)		100,000	125,226
			1,800,734
Germany — 6.1%
Bayer AG, Series E, 3.00%, 7/1/75,
Callable 7/1/20 @ 100 (a),(b)		150,000	184,834
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)		100,000	122,655
BMW Finance NV, Series E, 1.00%,
2/15/22		150,000	182,700
Commerzbank AG, Series E, 7.75%,
3/16/21		100,000	145,422
HeidelbergCement AG, 8.50%,
10/31/19		150,000	211,459
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)		200,000	315,816
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (b)		150,000	202,385
Volkswagen AG, 5.12%, Callable
9/4/23 @ 100 (a),(b),(c)		175,000	226,775
ZF North America Capital, Inc., 2.25%,
4/26/19	EUR	100,000	122,276
			1,714,322
Hong Kong — 0.7%
CK Hutchison Holdings, 3.75%,
Callable 5/10/18 @ 100 (a),(b),(c)		150,000	181,383

Ireland (Republic of) — 0.5%
Bank of Ireland, Series E, 4.25%,
6/11/24, Callable 6/11/19 @ 100
(a),(b)		100,000	125,288

Italy — 2.4%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)		100,000	128,431
Eni SpA, Series E, 0.75%, 5/17/22		150,000	180,348
EXOR SpA, 2.50%, 10/8/24		100,000	126,200
Intesa Sanpaolo SPA, Series E,
6.63%, 9/13/23		150,000	221,252
			656,231
Netherlands — 2.8%
Aegon NV, Series E, 4.00%, 4/25/44,
Callable 4/25/24 @ 100 (a),(b)		100,000	127,454
Alliander NV, 3.25%, Callable 11/27/18
@ 100 (a),(b),(c)		100,000	122,631
Fresenius SE & Co. KGaA,
Registered, 3.00%, 2/1/21		100,000	128,998
Rabobank Nederland, Registered,
6.88%, 3/19/20		200,000	277,424
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)		100,000	130,637
			787,144
Spain — 1.0%
Santander Issuances, Series E,
2.50%, 3/18/25		100,000	122,915
Telefonica SA, 7.62%, Callable
9/18/21 @ 100 (a),(b),(c)		100,000	142,169
			265,084
Switzerland — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22		100,000	121,524

United Kingdom — 1.1%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18		150,000	184,077
FCE Bank PLC, Series E, 1.11%,
5/13/20	EUR	100,000	121,613
			305,690

United States — 0.9%
Discovery Communications, Inc.,
1.90%, 3/19/27, Callable 12/19/26
@ 100 (b)	EUR	100,000	113,879
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	138,214
			252,093
TOTAL FOREIGN BONDS
(COST $5,623,409)			6,336,251

Yankee Dollars — 32.5%
Argentina — 1.7%
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)		34,000	34,578
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23		34,000	34,578

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Argentina, continued
Republic of Argentina, 5.63%, 1/26/22	250,000	256,250
Republic of Argentina, 6.88%, 1/26/27	105,000	107,888
Republic of Argentina, 7.13%, 6/28/17 (d)	24,000	21,792
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	24,420
		479,506
Australia — 0.4%
FMG Resources August 2006 Pty Ltd.,
9.75%, 3/1/22, Callable 3/1/18 @
109.75 (b)(d)	37,000	42,039
FMG Resources August 2006 Pty Ltd.,
4.75%, 5/15/22, Callable 2/15/22
@ 100 (b)(d)	10,000	10,275
Macquarie Bank Ltd., 2.48%, 1/15/19
(a)(d)	60,000	60,708
		113,022
Bermuda — 0.4%
Aircastle Ltd., 5.50%, 2/15/22	100,000	108,500

Brazil — 2.4%
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	106,130
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	106,375
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	98,300
Petrobras Brasileiro SA, 5.75%,
1/20/20	195,000	203,555
Petrobras Global Finance BV, 6.13%,
1/17/22	53,000	55,716
Petrobras Global Finance BV, 6.75%,
1/27/41	38,000	36,480
Vale Overseas Ltd., 6.88%, 11/21/36	52,000	57,850
		664,406
Canada — 1.8%
Cascades, Inc., 5.50%, 7/15/22,
Callable 9/5/17 @ 104.13 (b)(d)	15,000	15,525
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)(d)	31,000	32,240
CCL Industries, Inc., 3.25%, 10/1/26,
Callable 7/1/26 @ 100 (b)(d)	30,000	28,914
Enbridge, Inc., 6.00%, 1/15/77,
Callable 1/15/27 @ 100 (a),(b)	65,000	68,900
Enbridge, Inc., 5.50%, 7/15/77,
Callable 7/15/27 @ 100 (a),(b)	55,000	55,825
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (b)(d)	1,000	1,084
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (b)(d)	53,000	58,168
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (b)(d)	40,000	39,850
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75 (b)(d)	25,000	26,225
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 103.94 (b)(d)	4,000	4,360
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (b)(d)	18,000	18,315
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (b)(d)	18,000	18,675
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 8/1/18 @ 102.63 (b)(d)	22,000	22,660
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (b)(d)	10,000	10,063
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (b)(d)	17,000	17,085
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (b)(d)	65,000	65,162
Transcanada Trust, 5.30%, 3/15/77,
Callable 3/15/27 @ 100 (a),(b)	15,000	15,525
		498,576
Chile — 0.1%
Codelco, Inc., 5.63%, 9/21/35 (d)	15,000	17,273

China — 3.1%
China Overseas Finance KY II, 5.50%,
11/10/20	200,000	216,872
CNOOC Finance (2013) Ltd., 3.00%,
5/9/23	200,000	199,035
ICBCIL Finance Co. Ltd., 2.60%,
11/13/18 (d)	200,000	200,855
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	200,000	209,775
		826,537
Colombia — 1.0%
Bancolombia SA, 5.13%, 9/11/22	20,000	20,960
Republic of Colombia, 4.38%, 7/12/21	200,000	213,300
Republic of Colombia, 8.13%, 5/21/24	25,000	31,900
		266,160
Cote D'Ivoire — 0.3%
Ivory Coast Government Bond,
Registered, 5.75%, 12/31/32,
Callable 12/31/17 @ 100 (b)	96,500	94,589

Croatia — 0.4%
Republic of Croatia, Registered,
6.75%, 11/5/19	100,000	108,831

Dominican Republic — 0.8%
Dominican Republic, Registered,
7.50%, 5/6/21	200,000	221,500

El Salvador — 0.0%
Republic of El Salvador, Registered,
7.65%, 6/15/35	10,000	9,300

France — 0.4%
Electricite de France SA, 5.25%,
Callable 1/29/23 @ 100
(a),(b),(c)(d)	100,000	103,375

Germany — 0.2%
Deutsche Bank AG/New York NY,
2.70%, 7/13/20	55,000	55,256

Guatemala — 0.1%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (b)(d)	19,000	20,176

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Hong Kong — 0.7%
CK Hutchison Capital Securities 17
Ltd., 4.00%, Callable 5/12/22 @
100 (a),(b),(c)(d)	200,000	203,024

Hungary — 0.5%
Republic of Hungary, 6.25%, 1/29/20	20,000	21,800
Republic of Hungary, 6.38%, 3/29/21	100,000	112,676
		134,476
India — 1.5%
Export-Import BK India, Series E,
2.75%, 8/12/20	200,000	200,667
State Bank India, Registered, 3.62%,
4/17/19	200,000	203,717
		404,384
Indonesia — 1.6%
Republic of Indonesia, 5.88%, 3/13/20	100,000	109,257
Republic of Indonesia, Registered,
3.38%, 4/15/23	200,000	201,377
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	141,367
		452,001
Ireland — 0.0%
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	4,000	4,070

Israel — 0.3%
Teva Pharmaceuticals NE, 2.20%,
7/21/21	20,000	19,718
Teva Pharmaceuticals NE, 2.80%,
7/21/23	10,000	9,814
Teva Pharmaceuticals NE, 3.15%,
10/1/26	49,000	46,863
		76,395
Kazakstan — 0.4%
Kazmunaygas National Co., 7.00%,
5/5/20	100,000	109,250

Lebanon — 0.2%
Lebanon Government International
Bond, Series G, 7.05%, 11/2/35,
MTN	33,000	32,703
Republic of Lebanon, Series G, 5.45%,
11/28/19	11,000	10,971
		43,674
Luxembourg — 0.2%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (b)	34,000	37,117
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (b)(d)	8,000	8,320
		45,437
Malaysia — 0.4%
Petronas Capital, Ltd., Registered,
7.88%, 5/22/22	100,000	123,622

Mexico — 3.4%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%,
3/10/21	150,000	165,375
Cemex SAB de CV, 6.13%, 5/5/25,
Callable 5/5/20 @ 103.06 (b)	200,000	216,250
Petroleos Mexicanos, 6.38%, 2/4/21	80,000	87,600
Petroleos Mexicanos, 4.88%, 1/24/22	150,000	156,884
Petroleos Mexicanos, 5.38%, 3/13/22 (d)	20,000	21,310
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	10,000	11,010
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	17,000	18,717
Petroleos Mexicanos, 6.75%, 9/21/47 (d)	10,000	10,527
United Mexican States, 4.00%, 10/2/23	246,000	258,546
United Mexican States, Series M,
4.75%, 3/8/44	30,000	30,285
		976,504
Monaco — 0.1%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(b)(d)	38,000	40,898

Netherlands — 1.2%
AerCap Ireland Capital Ltd., 3.95%,
2/1/22, Callable 1/1/22 @ 100 (b)	150,000	156,559
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (b)	100,000	101,460
Mylan NV, 3.00%, 12/15/18	35,000	35,494
Sensata Technologies BV, 5.63%,
11/1/24 (d)	25,000	27,188
		320,701
Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	35,000	35,044

Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	39,105

Peru — 0.5%
Republic of Peru, 7.35%, 7/21/25	100,000	131,375

Philippines — 0.1%
Republic of Philippines, 9.50%, 2/2/30	22,000	35,462

Poland — 0.3%
Republic of Poland, 5.13%, 4/21/21	70,000	76,930

Qatar — 0.1%
Qatar Government Bond, Registered,
9.75%, 6/15/30	25,000	39,970

Republic of Serbia — 0.1%
Republic of Serbia, 6.75%, 11/1/24,
Callable 11/1/17 @ 100 (b)	17,031	17,452

Romania — 0.2%
Romania Government Bond,
Registered, 6.75%, 2/7/22	40,000	46,400

Russian Federation — 0.8%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	118,200
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	112,250
		230,450

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Saudi Arabia — 0.7%
Saudi International Bond, 2.38%,
10/26/21 (d)	200,000	196,928

South Africa — 0.4%
Republic of South Africa, 4.67%,
1/17/24	100,000	102,125

Sri Lanka — 0.4%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	106,326

Switzerland — 0.4%
Glencore Finance Canada Ltd., 6.00%,
11/15/41 (d)	100,000	115,622

Turkey — 1.6%
Akbank TAS, Registered, 3.88%,
10/24/17	150,000	150,188
Republic of Turkey, 7.00%, 3/11/19	100,000	106,624
Republic of Turkey, 6.88%, 3/17/36	173,000	196,328
		453,140
United Kingdom — 2.4%
Barclays, 4.38%, 1/12/26	200,000	209,398
IHS Markit Ltd., 5.00%, 11/1/22,
Callable 8/1/22 @ 100 (b)(d)	35,000	37,544
IHS Markit Ltd., 4.75%, 2/15/25,
Callable 11/15/24 @ 100 (b)(d)	17,000	17,893
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	210,675
Santander UK Group Holdings PLC,
4.75%, 9/15/25 (d)	200,000	209,240
		684,750
Uruguay — 0.3%
Republica Orient Uruguay, 4.38%,
10/27/27	66,000	70,620

Venezuela — 0.3%
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22	30,000	13,763
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	182,000	59,167
Republic of Venezuela, 7.75%,
10/13/19	25,000	10,563
Republic of Venezuela, 11.95%, 8/5/31	30,000	12,450
		95,943
Zambia — 0.1%
First Quantum Minerals Ltd., 7.00%,
2/15/21, Callable 2/15/18 @
103.5 (b)(d)	25,000	25,938

TOTAL YANKEE DOLLARS
(COST $8,756,715)		9,025,023

Corporate Bonds — 36.9%
United States — 36.9%
AbbVie, Inc., 4.45%, 5/14/46, Callable
11/14/45 @ 100.00	30,000	31,302
AbbVie, Inc., 4.70%, 5/14/45, Callable
11/14/44 @ 100.00	25,000	26,842
Alcoa, Inc., 5.90%, 2/1/27	20,000	22,026
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28, Callable 10/15/27 @
100.00	20,000	20,391
Ally Financial, Inc., 3.25%, 11/5/18	85,000	86,080
Ally Financial, Inc., 4.13%, 3/30/20	175,000	180,249
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100.00	13,000	13,910
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26, Callable 11/15/21 @
102.94	6,000	6,120
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @ 102.88	25,000	25,602
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(d)	14,000	13,948
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(d)	14,000	13,878
American Express Co., 5.20%,
Callable 11/15/19 @ 100.00(a),(c)	48,000	49,860
American Express Credit Corp.,
1.95%, 11/5/18, Callable 10/15/18 @
100.00(a)	50,000	50,405
American Tower Corp., 4.40%,
2/15/26, Callable 11/15/25 @ 100.00	35,000	37,145
Amgen, Inc., 1.50%, 5/10/19(a)	25,000	25,082
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/44 @ 100.00	100,000	105,113
AMN Helthcare, Inc., 5.13%, 10/1/24,
Callable 10/1/19 @ 103.84(d)	40,000	41,100
Anheuser-Busch InBev Finance,
4.70%, 2/1/36, Callable 8/1/35 @
100.00	35,000	38,740
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20 @ 103.75	65,000	64,025
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00	25,000	24,226
AT&T, Inc., 4.90%, 8/14/37, Callable
2/14/37 @ 100.00	30,000	29,864
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00	35,000	36,676
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00	75,000	81,295
Bank of America Corp., 2.82%,
7/21/23, Callable 7/21/22 @ 100.00(a)	90,000	89,894
Bank of America Corp., 3.82%,
1/20/28, MTN, Callable 1/20/27 @
100.00(a)	75,000	76,588
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/26 @ 100.00	85,000	87,804
Bank of America Corp., 4.24%,
4/24/38, Callable 4/24/37 @ 100.00(a)	30,000	31,182
Bank of America Corp., 4.45%, 3/3/26	40,000	42,310
Bank of America Corp., 8.12%,
Callable 5/15/18 @ 100.00(a),(c)	75,000	78,350
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/45 @ 100.00	40,000	45,986
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @ 102.44	12,000	14,640
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @ 105.00	25,000	31,000
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @
104.59(d)	14,000	14,315
BMW US Capital LLC, 1.68%,
4/6/20(a)(d)	25,000	25,128
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(d)	13,000	13,520
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @
103.00(d)	45,000	48,263

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Capital One Financial Corp., 1.94%,
5/12/20, Callable 4/12/20 @ 100.00(a)	25,000	25,128
Capital One Financial Corp., 3.05%,
3/9/22, Callable 2/9/22 @ 100.00	35,000	35,594
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26 @ 100.00	65,000	63,835
Capital One Financial Corp., 3.75%,
3/9/27, Callable 2/9/27 @ 100.00	10,000	10,058
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100.00	35,000	35,771
Capital One Financial Corp., 5.55%,
Callable 6/1/20 @ 100.00(a),(c)	50,000	52,688
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26 @ 100.00	45,000	45,900
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/5/17 @ 103.75	20,000	20,288
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(d)	35,000	37,625
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 4/1/19 @ 104.41(d)	20,000	21,481
CDW LLC/CDW Finance, 5.00%,
9/1/25, Callable 3/1/20 @ 103.75	12,000	12,533
Celgene Corp., 5.00%, 8/15/45,
Callable 2/15/45 @ 100.00	45,000	51,244
Centene Corp., 4.75%, 1/15/25,
Callable 1/15/20 @ 103.56	7,000	7,298
Centene Corp., 5.63%, 2/15/21,
Callable 2/15/18 @ 102.81	8,000	8,320
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/19 @ 104.59	29,000	31,538
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @ 104.59	31,000	33,170
CF Industries, Inc., 4.50%, 12/1/26(d)	30,000	31,050
Change Healthcare Holdings LLC /
Change Healthcare Finance, Inc.,
5.75%, 3/1/25, Callable 3/1/20 @
102.88(d)	6,000	6,203
Cheniere Corp. Christi Holding LLC,
5.88%, 3/31/25, Callable 10/2/24 @
100.00	5,000	5,419
Cimarex Energy Co., 3.90%, 5/15/27,
Callable 2/15/27 @ 100.00	25,000	25,479
Citigroup, Inc., 2.19%, 7/30/18(a)	100,000	100,626
Citigroup, Inc., 2.28%, 5/17/24,
Callable 5/17/23 @ 100.00(a)	45,000	45,099
Citigroup, Inc., 2.75%, 4/25/22,
Callable 3/25/22 @ 100.00	100,000	100,297
Citigroup, Inc., 3.67%, 7/24/28,
Callable 7/24/27 @ 100.00(a)	80,000	80,423
Citigroup, Inc., 4.13%, 7/25/28	60,000	61,608
Citigroup, Inc., 4.60%, 3/9/26	40,000	42,416
Citigroup, Inc., 5.80%, Callable
11/15/19 @ 100.00(a),(c)	50,000	52,313
Clearwater Paper Corp., 5.38%,
2/1/25(d)	59,000	58,410
Columbia Pipeline Group, 4.50%,
6/1/25, Callable 3/1/25 @ 100.00	100,000	107,297
Commercial Metals Co., 4.88%,
5/15/23, Callable 2/15/23 @ 100.00	15,000	15,338
Commercial Metals Co., 5.38%,
7/15/27, Callable 7/15/22 @ 102.69	6,000	6,255
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00	100,000	85,500
Continental Resources, 5.00%,
9/15/22, Callable 9/5/17 @ 102.50	20,000	19,825
Covanta Holding Corp., 5.88%, 7/1/25,
Callable 7/1/20 @ 104.41	8,000	7,780
Crown Castle International Corp.,
3.65%, 9/1/27, Callable 6/1/27 @
100.00(d)	15,000	14,982
Cyrusone LP/Cyrusone Finance,
5.00%, 3/15/24, Callable 3/15/20 @
102.50(d)	20,000	20,800
Cyrusone LP/Cyrusone Finance,
5.38%, 3/15/27, Callable 3/15/22 @
102.69(d)	20,000	21,125
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/20 @
102.50	20,000	20,296
DCP Midstream LLC, 8.13%, 8/16/30	55,000	65,450
Dell, Inc., 7.10%, 4/15/28	3,000	3,315
Devon Energy Corp., 5.00%, 6/15/45,
Callable 12/15/44 @ 100.00	98,000	99,932
Diamond 1 Finance/Diamond 2,
5.45%, 6/15/23, Callable 4/15/23 @
100.00(d)	25,000	27,553
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 6/15/18 @
102.94(d)	6,000	6,293
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26 @
100.00(d)	15,000	16,750
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19 @
105.34(d)	8,000	8,903
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19 @ 103.56	12,000	12,120
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03	27,000	27,945
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100.00	100,000	102,465
DISH DBS Corp., 5.88%, 7/15/22	75,000	81,633
Dominion Resources, Inc., 2.96%,
7/1/19(a)	30,000	30,538
Eagle Materials, Inc., 4.50%, 8/1/26,
Callable 8/1/21 @ 102.25	68,000	71,060
eBay, Inc., 2.50%, 3/9/18	40,000	40,217
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100.00	25,000	26,938
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100.00	100,000	101,144
Energy Transfer Partners LP, 5.30%,
4/15/47, Callable 10/15/46 @ 100.00	25,000	24,798
EnLink Midstream Partners LP, 4.85%,
7/15/26, Callable 4/15/26 @ 100.00	25,000	26,326
EnLink Midstream Partners LP, 5.45%,
6/1/47, Callable 12/1/46 @ 100.00	80,000	81,012
Enterprise Products Partners LP,
7.03%, 1/15/68, Callable 1/15/18 @
100.00(a)	100,000	102,000
EPR Properties, 4.50%, 6/1/27,
Callable 3/1/27 @ 100.00	35,000	35,567
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00	90,000	93,109
EQT Midstream Partners LP, 4.13%,
12/1/26, Callable 9/1/26 @ 100.00	25,000	25,351
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94	50,000	54,750
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(d)	30,000	31,350

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Exelon Generation Co. LLC, 3.40%,
3/15/22, Callable 2/15/22 @ 100.00	35,000	36,007
Fifth Third Bancorp, 4.90%, Callable
9/30/19 @ 100.00(a),(c)	50,000	50,688
First Data Corp., 5.00%, 1/15/24,
Callable 1/15/19 @ 102.50(d)	35,000	36,400
First Horizon National Corp., 3.50%,
12/15/20, Callable 11/15/20 @ 100.00	50,000	51,349
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 9/5/17 @ 102.31(d)	27,000	27,473
Ford Motor Co., 4.35%, 12/8/26,
Callable 9/8/26 @ 100.00	70,000	72,366
Ford Motor Credit Co. LLC, 2.24%,
6/15/18	200,000	200,719
Freeport-McMoRan, Inc., 2.30%,
11/14/17	100,000	99,999
Freeport-McMoRan, Inc., 3.55%,
3/1/22, Callable 12/1/21 @ 100.00	19,000	18,430
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @ 100.00	12,000	11,625
Freeport-McMoRan, Inc., 6.50%,
11/15/20, Callable 9/5/17 @ 103.50	30,000	30,863
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44	5,000	5,438
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22(d)	50,000	56,437
General Motors Co., 6.60%, 4/1/36,
Callable 10/1/35 @ 100.00	35,000	41,290
General Motors Financial Co., Inc.,
3.10%, 1/15/19	40,000	40,605
Genesis Energy LP, 5.75%, 2/15/21,
Callable 9/5/17 @ 102.88	25,000	25,250
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	23,000	23,345
GLP Capital LP, 5.38%, 4/15/26	9,000	9,796
Goldman Sachs Group, Inc., 2.90%,
7/24/23, Callable 7/24/22 @ 100.00(a)	25,000	25,037
Goldman Sachs Group, Inc., 3.69%,
6/5/28, Callable 6/5/27 @ 100.00(a)	55,000	55,340
Goldman Sachs Group, Inc., 5.38%,
Callable 5/10/20 @ 100.00(a),(c)	50,000	52,499
Goodyear Tire & Rubber Co., 4.88%,
3/15/27, Callable 12/15/26 @ 100.00	45,000	45,590
Goodyear Tire & Rubber Co., 5.00%,
5/31/26, Callable 5/31/21 @ 102.50	30,000	30,899
Greif, Inc., 7.75%, 8/1/19	30,000	32,925
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(d)	36,000	35,955
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00	35,000	37,754
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00	50,000	51,172
HCA, Inc., 5.25%, 4/15/25	100,000	108,499
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00	35,000	36,488
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/17 @ 102.88	34,000	34,680
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(d)	45,000	48,713
Herc Rentals, Inc., 7.75%, 6/1/24,
Callable 6/1/19 @ 105.81(d)	5,000	5,425
Hess Corp., 4.30%, 4/1/27, Callable
1/1/27 @ 100.00	100,000	99,318
Holly Energy Partners LP, 6.00%,
8/1/24, Callable 8/1/19 @ 104.50(d)	55,000	57,269
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100.00	50,000	52,679
Hyundai Capital America, 2.10%,
4/3/20(a)(d)	30,000	30,040
Hyundai Capital America, 2.75%,
9/27/26(d)	28,000	26,064
Infor, Inc., 5.75%, 8/15/20, Callable
8/21/17 @ 102.88(d)	2,000	2,060
j2 Cloud Services LLC / j2 Global Co-
Obligor, Inc., 6.00%, 7/15/25, Callable
7/15/20 @ 104.55(d)	6,000	6,248
JPMorgan Chase & Co., 3.54%,
5/1/28, Callable 5/1/27 @ 100.00(a)	100,000	100,882
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/19 @ 104.41	35,000	37,188
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00	150,000	152,738
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100.00	100,000	100,351
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 9/5/17 @ 104.78	34,000	31,535
Kraft Heinz Foods Co., 4.38%, 6/1/46,
Callable 12/1/45 @ 100.00	20,000	19,465
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/25 @ 100.00	70,000	73,500
Lennar Corp., 4.88%, 12/15/23,
Callable 9/15/23 @ 100.00	20,000	21,250
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/18 @ 102.56	25,000	26,000
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.69	11,000	11,578
LifePoint Health, Inc., 5.38%, 5/1/24,
Callable 5/1/19 @ 104.03	50,000	52,129
Live Nation Entertainment, Inc., 4.88%,
11/1/24, Callable 11/1/19 @ 103.66(d)	30,000	30,750
Marathon Oil Corp., 2.70%, 6/1/20,
Callable 5/1/20 @ 100.00	100,000	99,629
Martin Marietta Materials, Inc., 1.82%,
5/22/20(a)	25,000	25,068
Masco Corp., 3.50%, 4/1/21, Callable
3/1/21 @ 100.00	40,000	41,041
Massachusetts Mutual Life Insurance
Co., 4.90%, 4/1/77(d)	35,000	38,074
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78	27,000	29,396
MEDNAX, Inc., 5.25%, 12/1/23,
Callable 12/1/18 @ 103.94(d)	43,000	44,290
MGM Growth / MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00	12,000	13,080
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00	25,000	25,188
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/26 @ 100.00	25,000	25,295
Molina Healthcare, Inc., 4.88%,
6/15/25, Callable 6/15/20 @ 102.44(d)	11,000	11,193
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @ 100.00	42,000	44,730
Morgan Stanley, 1.98%, 2/14/20,
Callable 2/14/19 @ 100.00(a)	10,000	10,042
Morgan Stanley, 2.45%, 2/1/19, MTN	35,000	35,297
Morgan Stanley, 3.59%, 7/22/28,
Callable 7/22/27 @ 100.00(a)	10,000	10,029

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
MPLX LP, 4.13%, 3/1/27, Callable
12/1/26 @ 100.00	10,000	10,195
MPLX LP, 4.88%, 12/1/24, Callable
9/1/24 @ 100.00	50,000	53,728
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00	25,000	25,866
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21 @ 102.63	5,000	5,225
MPT Operating Partnership LP, 6.38%,
2/15/22, Callable 9/5/17 @ 103.19	12,000	12,390
MPT Operating Partnership LP, 6.38%,
3/1/24, Callable 3/1/19 @ 104.78	18,000	19,620
MSCI, Inc., 4.75%, 8/1/26, Callable
8/1/21 @ 102.38(d)	3,000	3,113
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(d)	20,000	21,700
National CineMedia LLC, 6.00%,
4/15/22, Callable 9/5/17 @ 103.00	30,000	30,825
Navient Corp., 8.00%, 3/25/20, MTN	75,000	82,950
Newell Brands, Inc., 5.38%, 4/1/36,
Callable 10/1/35 @ 100.00	35,000	40,893
Newell Brands, Inc., 5.50%, 4/1/46,
Callable 10/1/45 @ 100.00	35,000	42,141
NextEra Energy Capital, 2.06%, 9/1/17	100,000	100,037
NGPL PipeCo LLC, 4.38%, 8/15/22,
Callable 5/15/22 @ 100.00(d)	3,000	3,086
Northwest Pipeline LLC, 4.00%,
4/1/27, Callable 1/1/27 @ 100.00(d)	45,000	45,995
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63	14,000	14,805
Nustar Logistics LP, 5.63%, 4/28/27,
Callable 1/28/27 @ 100.00	15,000	15,900
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23 @
100.00	25,000	25,896
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 9/5/17 @ 103.94	25,000	25,875
Owens Corning, Inc., 4.20%, 12/15/22,
Callable 9/15/22 @ 100.00	100,000	106,190
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)	50,000	52,844
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	5,000	5,638
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(d)	5,000	5,088
Parsley Energy LLC, 5.38%, 1/15/25,
Callable 1/15/20 @ 104.03(d)	5,000	5,100
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/18 @ 105.25	25,000	25,125
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(d)	38,000	37,240
Philip Morris International, Inc., 1.59%,
2/21/20(a)	15,000	15,083
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/21 @ 100.00	70,000	72,660
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00	16,000	17,220
Quintiles Transnational Corp., 4.88%,
5/15/23, Callable 5/15/18 @ 103.66(d)	50,000	51,875
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/15/45 @ 100.00	100,000	121,677
Reynolds Group Issuer, Inc. /
Reynolds Group Issuer LLC, 5.13%,
7/15/23, Callable 7/15/19 @ 102.56(d)	50,000	52,625
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @ 102.81	50,000	49,109
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @ 104.88(d)	10,000	10,500
Sabine Pass Liquefaction LLC, 5.00%,
3/15/27, Callable 9/15/26 @ 100.00	10,000	10,709
Sabine Pass Liquefaction LLC, 5.63%,
3/1/25, Callable 12/1/24 @ 100.00	35,000	38,936
Sabine Pass Liquefaction LLC, 5.88%,
6/30/26, Callable 12/31/25 @ 100.00	5,000	5,629
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/18 @ 103.94(d)	32,000	33,280
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/1/19 @ 103.66	20,000	20,775
Schlumberger Holdings Corp., 1.90%,
12/21/17(d)	20,000	20,016
Silgan Holdings, Inc., 4.75%, 3/15/25,
Callable 3/15/20 @ 102.38(d)	53,000	54,589
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(d)	75,000	80,906
Six Flags Entertainment Corp., 4.88%,
7/31/24, Callable 7/31/19 @ 103.66(d)	30,000	30,525
Southern Co. Gas Capital Corp.,
4.40%, 5/30/47, Callable 11/30/46 @ 100.00	35,000	36,463
Southern Copper Corp., 6.75%,
4/16/40	80,000	94,594
Southern Natural Gas Co. LLC, 4.80%,
3/15/47, Callable 9/15/46 @ 100.00(d)	25,000	26,199
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44 @ 100.00	15,000	14,795
Sprint Communications, Inc., 9.00%,
11/15/18(d)	4,000	4,330
Sprint Corp., 7.88%, 9/15/23	115,000	130,525
Steel Dynamics, Inc., 5.25%, 4/15/23,
Callable 4/15/18 @ 102.63	20,000	20,825
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00	30,000	29,440
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/25 @ 100.00	100,000	104,384
Tallgrass Energy Partners/Finance,
5.50%, 9/15/24, Callable 9/15/19 @
104.13(d)	40,000	40,950
Targa Resources Partners, 5.13%,
2/1/25, Callable 2/1/20 @ 103.84(d)	24,000	24,720
Targa Resources Partners, 5.25%,
5/1/23, Callable 11/1/17 @ 102.63	30,000	30,938
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(d)	50,000	53,250
Teachers Insurance & Annuity
Association of America, 4.27%,
5/15/47, Callable 11/15/46 @
100.00(d)	50,000	51,603
Tenet Healthcare Corp., 4.50%, 4/1/21	25,000	25,438
Tenet Healthcare Corp., 5.13%,
5/1/25, Callable 5/1/20 @ 102.56(d)	15,000	15,094
Tenet Healthcare Corp., 6.00%,
10/1/20	50,000	53,562
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50	3,000	3,053
Tesoro Corp., 4.75%, 12/15/23,
Callable 10/15/23 @ 100.00(d)	40,000	43,154
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00	10,000	10,538

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97	25,000	26,847
The Williams Cos., Inc., 4.55%,
6/24/24, Callable 3/24/24 @ 100.00	100,000	103,624
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100.00	100,000	93,930
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	100,000	107,718
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25 @ 100.00	20,000	20,850
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94	50,000	52,438
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 9/5/17 @ 103.56(d)	30,000	30,825
Universal Health Services, Inc., 5.00%,
6/1/26, Callable 6/1/21 @ 102.50(d)	10,000	10,400
US BanCorp, 5.30%, Callable 4/15/27
@ 100.00(a),(c)	5,000	5,300
USG Corp., 4.88%, 6/1/27, Callable
6/1/22 @ 102.44(d)	11,000	11,358
Verizon Communications, Inc., 4.13%,
8/15/46	30,000	26,567
Verizon Communications, Inc., 4.27%,
1/15/36	150,000	143,341
WellCare Health Plans, Inc., 5.25%,
4/1/25, Callable 4/1/20 @ 103.94	26,000	27,560
Wells Fargo & Co., 7.98%, Callable
3/15/18 @ 100.00(a),(c)	50,000	51,813
Westlake Chemical Corp., 3.60%,
8/15/26, Callable 5/15/26 @ 100.00	35,000	35,182
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46 @ 100.00	35,000	37,657
Windstream Services LLC, 7.75%,
10/1/21, Callable 9/5/17 @ 103.88	25,000	22,375
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/23 @ 100.00	50,000	55,000
Zayo Group LLC / Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(d)	2,000	2,120
		10,245,181
TOTAL CORPORATE BONDS
(COST $9,847,985)		10,245,181

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bond — 0.1%
3.00%, 2/15/47	16,000	16,338

U.S. Treasury Note — 0.9%
1.50%, 8/15/26	43,000	40,341
2.13%, 2/29/24	171,000	171,661
2.38%, 5/15/27	38,000	38,284
		250,286
TOTAL U.S. TREASURY OBLIGATIONS
(COST $265,391)		266,624

	Shares
Exchange Traded Fund — 0.6%
SPDR Barclays High Yield Bond ETF	4,255	159,137

TOTAL EXCHANGE TRADED FUND
(COST $162,954)		159,137

Investment Companies — 4.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(e)	1,240,821	1,240,821
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.81%(e)	32,678	32,678

TOTAL INVESTMENT COMPANIES
(COST $1,273,499)		1,273,499

TOTAL INVESTMENT SECURITIES
(COST $25,929,953) — 98.4%		27,305,715
Other Assets (Liabilities) - 1.6%		449,249
NET ASSETS - 100%		$27,754,964
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
ETF	Exchange-Traded Fund
MTN	Medium Term Note
SPA	Standby Purchase Agreement
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company
EUR	Euro

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.6
Oil, Gas & Consumable Fuels	14.7
Sovereign Bonds	12.2
Consumer Finance	4.8
Investment Companies	4.6
Media	3.3
Health Care Providers & Services	3.1
Insurance	2.8
Metals & Mining	2.7
Electric Utilities	2.3
Diversified Telecommunication
Services	2.2
Automobiles	2.0
Construction Materials	1.9
Capital Markets	1.9
Diversified Financial Services	1.6
Containers & Packaging	1.5
Multi-Utilities	1.5
Equity Real Estate Investment Trusts	1.5
Chemicals	1.5
Industrial Conglomerates	1.4
Household Durables	1.3
Trading Companies & Distributors	1.2
Pharmaceuticals	1.2
Biotechnology	1.0
U.S. Treasury Obligation	1.0
Auto Components	0.9
Wireless Telecommunication Services	0.9
Real Estate Management &
Development	0.8
Professional Services	0.7
Machinery	0.7
Building Products	0.7
Exchange Traded Fund	0.6
Hotels, Restaurants & Leisure	0.6
Tobacco	0.5
Commercial Services & Supplies	0.5
Equity Real Estate Investment	0.3
IT Services	0.3
Internet Software & Services	0.3
Paper & Forest Products	0.3
Beverages	0.2
Life Sciences Tools & Services	0.2
Energy Equipment & Services	0.2
Technology Hardware, Storage &
Peripherals	0.2
Electrical Equipment	0.1
Aerospace & Defense	0.1
Diversified Telecommunication	0.1
Food Products	0.1
Personal Products	0.1
Household Products	0.1
Independent Power & Renewable
Electricity Producers	0.1
Electronic Equipment, Instruments &
Components	0.0
Health Care Technology	0.0
Software	0.0
Total	98.4

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	220,000	1.00	(6,793)	(14,080)	7,287
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	220,000	1.00	(6,793)	(13,310)	6,517
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	1.87	220,000	1.00	(6,793)	(16,104)	9,311
						(20,379)	(43,494)	23,115
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/2/17	6,297,000	7,194,473	7,453,747	(259,274)
European Euro	UBS AG	9/5/17	5,557,000	6,529,786	6,591,357	(61,571)
				13,724,259	14,045,104	(320,845)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	8/2/17	740,000	845,924	875,937	30,013
				845,924	875,937	30,013

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 96.7%
Australia — 2.6%
Telstra Corp. Ltd.	29,482	96,677
Woodside Petroleum Ltd.	8,453	197,210
		293,887
Canada — 1.5%
Barrick Gold Corp.	3,953	66,845
Power Financial Corp.	3,647	98,826
		165,671
China — 5.2%
China Mobile Ltd.	21,000	225,175
China Overseas Land & Investment Ltd.	16,000	54,285
Guangdong Investment Ltd.	98,000	138,018
Industrial & Commercial Bank of China
Ltd., Class H	251,000	175,783
		593,261
Denmark — 0.7%
NOVO-Nordisk	1,867	79,685

France — 5.3%
AXA SA	4,640	137,089
BNP Paribas	1,564	121,390
Capital Gemini SA	1,546	168,360
Sodexo	1,478	174,653
		601,492
Germany — 3.4%
Muenchener Rueckversicherungs-
Gesellschaft AG, Registered
Shares	999	214,627
SAP SE	1,678	178,126
		392,753
Hong Kong — 1.7%
BOC Hong Kong (Holdings) Ltd.	39,000	191,989

Indonesia — 1.6%
PT Bank Mandiri (Persero) Tbk	172,800	177,041

Ireland — 1.0%
Accenture plc, Class A	926	119,287

Japan — 11.2%
KAO Corp.	3,800	231,454
Mitsubishi UFJ Financial Group, Inc.	14,800	93,985
NTT DoCoMo, Inc.	4,900	113,932
Oracle Corp. Japan	1,500	100,835
OTSUKA Corp.	2,400	157,416
Secom Co. Ltd.	2,000	150,177
Sekisui Chemical	6,000	110,605
Tokyo Electron Ltd.	800	113,036
Trend Micro, Inc.	4,000	200,309
		1,271,749
Netherlands — 0.9%
AKZO Nobel NV	1,074	97,152

Singapore — 2.2%
DBS Group Holdings Ltd.	15,400	245,754

Switzerland — 4.3%
Nestle SA, Registered Shares	2,608	220,413
Roche Holding AG	508	128,695
Swiss Life Holding, Registered Shares	197	71,936
Wolseley plc	1,168	69,753
		490,797
Thailand — 1.1%
Siam Cement Public Co. Ltd. - NVDR	8,300	126,238

United Kingdom — 8.0%
BAE Systems plc	30,604	242,841
British American Tobacco, ADR	1,820	113,817
Centrica plc	40,015	104,783
Compass Group plc	12,711	271,143
GlaxoSmithKline plc	8,774	175,297
		907,881
United States — 46.0%
3M Co.	1,091	219,476
Altria Group, Inc.	3,096	201,147
Apple, Inc.	1,552	230,829
AutoZone, Inc.(a)	306	165,185
Cisco Systems, Inc.	6,713	211,124
CVS Health Corp.	1,911	152,746
Dr Pepper Snapple Group, Inc.	2,200	200,552
Everest Re Group Ltd.	894	234,577
Expeditors International of Washington, Inc.	4,016	236,462
Exxon Mobil Corp.	2,718	217,548
HCA Holdings, Inc.(a)	1,342	107,816
Humana, Inc.	515	119,068
Intel Corp.	1,521	53,950
Johnson & Johnson	1,859	246,726
JPMorgan Chase & Co.	2,804	257,407
Leggett & Platt, Inc.	3,352	161,499
MASCO Corp.	5,289	201,670
Microsoft Corp.	2,497	181,532
Phillips 66	1,930	161,638
PPG Industries, Inc.	1,078	113,460
Quintiles Transnational Holdings, Inc.(a)	3,268	295,917
Rockwell Collins, Inc.	1,595	169,915
The Goldman Sachs Group, Inc.	797	179,588
The Home Depot, Inc.	1,553	232,329
The Travelers Co., Inc.	2,083	266,812
The Walt Disney Co.	1,948	214,144
United Technologies Corp.	1,861	220,659
		5,253,776
TOTAL COMMON STOCKS
(COST $9,955,616)		11,008,413

Investment Companies — 3.3%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.75%(b)	380,575	380,575

TOTAL INVESTMENT COMPANIES
(COST $380,575)		380,575

TOTAL INVESTMENT SECURITIES
(COST $10,336,191) — 100.0%		11,388,988
Other Assets (Liabilities) - –%		(125)
NET ASSETS - 100%		$11,388,863
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2017.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	11.1
Insurance	9.0
Software	5.8
Aerospace & Defense	5.6
Pharmaceuticals	5.5
Oil, Gas & Consumable Fuels	5.1
Hotels, Restaurants & Leisure	3.9
IT Services	3.9
Specialty Retail	3.5
Investment Companies	3.3
Wireless Telecommunication Services	3.0
Tobacco	2.8
Life Sciences Tools & Services	2.6
Household Durables	2.4
Air Freight & Logistics	2.1
Technology Hardware, Storage &
Peripherals	2.0
Health Care Providers & Services	2.0
Personal Products	2.0
Food Products	1.9
Industrial Conglomerates	1.9
Communications Equipment	1.9
Media	1.9
Building Products	1.8
Beverages	1.8
Chemicals	1.8
Capital Markets	1.6
Semiconductors & Semiconductor
Equipment	1.5
Commercial Services & Supplies	1.3
Food & Staples Retailing	1.3
Water Utilities	1.2
Construction Materials	1.1
Multi-Utilities	0.9
Diversified Telecommunication
Services	0.8
Metals & Mining	0.6
Trading Companies & Distributors	0.6
Real Estate Management &
Development	0.5
Total	100.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 94.4%
Australia — 1.0%
BHP Billiton Ltd., 5.62%, 10/22/79,
Callable 10/22/24 @ 100 (a),(b)		200,000	276,985

Austria — 1.3%
Telekom Austria AG, 5.63%, Callable
2/1/18 @ 100 (a),(b),(c)		300,000	363,862

Belgium — 3.6%
KBC Groep NV, 5.63%, Callable 3/19/19
@ 100 (a),(b),(c)		300,000	371,977
Solvay Finance SA, 4.20%, Callable
5/12/19 @ 100 (a),(b),(c)		200,000	249,760
Solvay Finance SA, 5.42%, Callable
11/12/23 @ 100 (a),(b),(c)		300,000	406,114
			1,027,851
Denmark — 3.6%
Danske Bank A/S, 5.75%, Callable
4/6/20 @ 100 (a),(b),(c)	EUR	200,000	254,791
DONG Energy A/S, 6.25%, 12/31/13,
Callable 6/26/23 @ 100 (a),(b)	EUR	300,000	422,049
DONG Energy A/S, Series E, 4.87%,
7/8/99, MTN, Callable 7/8/18 @
100 (a),(b)		200,000	246,219
TDC A/S, 3.50%, 2/26/15, Callable
2/26/21 @ 100 (a),(b)	EUR	100,000	121,839
			1,044,898
Finland — 1.4%
Nokia OYJ, Series E, 2.00%, 3/15/24,
MTN, Callable 12/15/23 @ 100 (b)		150,000	180,238
Stora Enso OYJ, Series E, 2.13%,
6/16/23, MTN, Callable 3/16/23 @
100 (b)		100,000	122,264
Stora Enso OYJ, Series E, 2.50%,
6/7/27, MTN, Callable 3/7/27 @
100 (b)		100,000	117,007
			419,509
France — 27.8%
Accor SA, 4.13%, Callable 6/30/20 @
100 (a),(b),(c)		300,000	375,351
Arkema SA, 4.75%, Callable 10/29/20
@ 100 (a),(b),(c)		300,000	387,140
AXA SA, Series E, 3.94%, Callable
11/7/24 @ 100 (a),(b),(c)		400,000	523,194
BNP Paribas Cardif SA, 4.03%, Callable
11/25/25 @ 100 (a),(b),(c)		200,000	258,907
BPCE SA, 12.50%, Callable 9/30/19 @
100 (a),(b),(c)		200,000	296,813
BPCE SA, Series E, 6.12%, Callable
10/30/17 @ 100 (a),(b),(c)		100,000	119,941
Credit Agricole Assurances SA, 4.50%,
Callable 10/14/25 @ 100 (a),(b),(c)		300,000	387,092
Credit Agricole SA, 6.50%, Callable
6/23/21 @ 100 (a),(b),(c)		200,000	264,852
Credit Agricole SA, 7.87%, Callable
10/26/19 @ 100 (a),(b),(c)		200,000	273,666
Crown European Holdings, Registered,
4.00%, 7/15/22, Callable 4/15/22
@ 100 (b)		300,000	395,769
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (b)		200,000	250,698
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 101.56 (b)		600,000	733,963
GDF SUEZ, Series N10, 3.88%,
Callable 6/2/24 @ 100 (a),(b),(c)		300,000	382,684
HomeVi SAS, Registered, 6.88%,
8/15/21, Callable 8/15/17 @
103.44 (b)		100,000	122,813
Lion Polaris II SAS, Registered, 4.25%,
8/1/19, Callable 8/14/17 @ 100
(a),(b)		93,917	111,953
Mobilux Finance SAS Registered,
5.50%, 11/15/24, Callable 11/15/19
@ 102.75 (b)		100,000	125,316
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 101.5 (b)		250,000	305,276
Orange SA, 5.25%, Callable 2/7/24 @
100 (a),(b),(c)		750,000	1,013,216
Rexel SA, 3.50%, 6/15/23, Callable
6/15/19 @ 101.75 (b)		250,000	311,367
Scor SE, 3.63%, 5/27/48, Callable
5/27/28 @ 100 (a),(b)		200,000	261,142
Societe Generale, 9.37%, Callable
9/4/19 @ 100 (a),(b),(c)		100,000	138,848
Suez Environnement Co., 2.50%,
Callable 3/30/22 @ 100 (a),(b),(c)		100,000	122,017
Total SA, Series E, 3.37%, Callable
10/6/26 @ 100 (a),(b),(c)		100,000	121,534
Total SA, Series E, 2.62%, Callable
2/26/25 @ 100 (a),(b),(c)		300,000	353,512
Total SA, 3.88%, Callable 5/18/22 @
100 (a),(b),(c)		150,000	192,267
Veolia Environnement SA, 4.45%,
Callable 4/16/18 @ 100 (a),(b),(c)		200,000	243,439
			8,072,770
Germany — 17.1%
Allianz SE, 4.75%, Callable 10/24/23 @
100 (a),(b),(c)		200,000	276,313
Bayer AG, 3.75%, 7/1/74, Callable
7/1/24 @ 100 (a),(b)		250,000	314,834
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)		100,000	122,655
Commerzbank AG, Series E, 7.75%,
3/16/21		200,000	290,844
Commerzbank AG, Series E, 4.00%,
3/23/26		150,000	194,870
Deutsche Bank AG, Series E, 5.00%,
6/24/20		100,000	131,964
Hannover Finance SA, 5.75%, 9/14/40,
Callable 9/14/20 @ 100 (a),(b)		100,000	137,390
HeidelbergCement AG, 2.25%, 6/3/24,
Callable 3/3/24 @ 100 (b)		100,000	127,141
HeidelbergCement Finance
Luxembourg SA, 7.50%, 4/3/20		300,000	425,454
Merck KGaA, 2.62%, 12/12/74, Callable
6/12/21 @ 100 (a),(b)		200,000	247,795
PHOENIX Pharmahandel GmbH & Co.,
3.63%, 7/30/21		200,000	262,762
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 9/4/17 @ 101.75 (b)		300,000	362,211
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)		300,000	473,724
Techem Energy Metereing Service
GMBH, Registered, 6.13%,
10/1/19, Callable 8/14/17 @
103.06 (b)		100,000	121,447
Thyssenkrupp AG, 1.38%, 3/3/22,
Callable 12/3/21 @ 100 (b)		100,000	118,756

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount †		Value ($)
Foreign Bonds, continued
Germany, continued
TUI AG, 2.13%, 10/26/21, Callable
7/26/21 @ 100 (b)		100,000	122,968
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102.31 (b)		500,000	645,222
Volkswagen AG, 2.50%, Callable
3/20/22 @ 100 (a),(b),(c)		300,000	348,390
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)		200,000	250,352
			4,975,092
Ireland — 0.4%
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/1/21,
Callable 3/10/21 @ 100 (b)		100,000	127,987

Italy — 0.4%
LKQ Italia Bondco SpA, Registered,
3.88%, 4/1/24, Callable 1/1/24 @
100 (b)		100,000	128,248

Luxembourg — 2.2%
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		100,000	126,922
Hanesbrands Finance Luxembourg,
Registered, 3.50%, 6/15/24,
Callable 3/15/24 @ 100 (b)		100,000	123,997
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102.44 (b)		200,000	259,151
Trinseo Materials Operating S.C.A.,
6.38%, 5/1/22, Callable 5/1/18 @
103.19 (b)		100,000	126,064
			636,134
Mexico — 1.4%
America Movil SAB de CV, Series B,
6.37%, 9/6/73, Callable 9/6/23 @
100 (a),(b)	EUR	200,000	281,392
Cemex SAB de CV, Registered, 4.38%,
3/5/23, Callable 3/5/19 @ 102.19 (b)	EUR	100,000	125,363
			406,755
Netherlands — 10.7%
ABN AMRO Bank NV, 7.13%, 7/6/22		200,000	306,945
ABN AMRO Bank NV, 5.75%, Callable
9/22/20 @ 100 (a),(b),(c)		200,000	255,688
Axalta Coating, Registered, 3.75%,
1/15/25, Callable 1/15/20 @
102.81 (b)		100,000	125,916
Cooperatieve Rabobank UA, 5.50%,
Callable 6/29/20 @ 100 (a),(b),(c)		200,000	254,140
Fresenius SE & Co., Registered, 4.00%,
2/1/24		250,000	344,166
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 101.88 (b)		250,000	311,830
ING Groep NV, Series E, 3.00%,
4/11/28, Callable 4/11/23 @ 100
(a),(b)		100,000	128,305
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable 8/14/17
@ 103 (b)		100,000	122,063
Koninklijke KPN NV, 6.12%, Callable
9/14/18 @ 100 (a),(b),(c)		300,000	375,530
Lincoln Finance Holdings Pte Ltd.,
Registered, 6.88%, 4/15/21,
Callable 4/15/18 @ 103.44 (b)		100,000	126,804
NN Group NV, 4.62%, 4/8/44, Callable
4/8/24 @ 100 (a),(b)		200,000	265,717
OI European Group BV, Registered,
3.13%, 11/15/24, Callable 8/15/24
@ 100 (b)		200,000	242,138
Telefonica Europe BV, 3.75%, Callable
3/15/22 @ 100 (a),(b),(c)		100,000	123,889
UPCB Finance IV Ltd., Registered,
4.00%, 1/15/27, Callable 1/15/21
@ 102 (b)		100,000	124,106
			3,107,237
South Africa — 0.4%
Sappi Ltd., Registered, 4.00%, 4/1/23,
Callable 4/1/19 @ 102 (b)		100,000	124,793

Spain — 4.0%
Banco Santander SA, 6.25%, Callable
3/12/19 @ 100 (a),(b),(c)		100,000	123,415
Caixabank SA, 5.00%, 11/14/23,
Callable 11/14/18 @ 100 (a),(b)		100,000	125,026
Gas Natural Fenosa Finance BV,
4.12%, Callable 11/18/22 @ 100
(a),(b),(c)		200,000	254,867
Grupo Antolin Dutch BV, Registered,
5.13%, 6/30/22, Callable 6/30/18
@ 102.56 (b)		100,000	126,052
Iberdrola SA, 5.75%, Callable 2/27/18
@ 100 (a),(b),(c)		200,000	243,913
Telefonica SA, 7.62%, Callable 9/18/21
@ 100 (a),(b),(c)		200,000	284,339
			1,157,612
Sweden — 2.3%
Hoist Kredit AB, 3.13%, 12/9/19	EUR	100,000	124,892
Intrum Justitia AB, Registered, 2.75%,
7/15/22, Callable 7/15/19 @
101.38 (b)		150,000	179,971
Intrum Justitia AB, Registered, 3.13%,
7/15/24, Callable 7/15/20 @
101.56 (b)		100,000	119,591
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	EUR	200,000	255,679
			680,133
Switzerland — 4.5%
Aquarius & Investment PLC, Series E,
4.25%, 10/2/43, Callable 10/2/23
@ 100 (a),(b)		100,000	137,764
Credit Suisse AG, 5.75%, 9/18/25,
Callable 9/18/20 @ 100 (a),(b)		200,000	267,516
Swiss Reinsurance Co., 2.60%, Callable
9/1/25 @ 100 (a),(b),(c)		400,000	486,457

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited) (continued)

	Principal
	Amount †		Value ($)
Foreign Bonds, continued
Switzerland, continued
UBS AG, 4.75%, 2/12/26, Callable
2/12/21 @ 100 (a),(b)		100,000	131,219
UBS Group AG, 5.75%, Callable
2/19/22 @ 100 (a),(b),(c)		200,000	265,740
			1,288,696
United Kingdom — 7.4%
Aviva PLC, Series E, 3.37%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	EUR	300,000	376,884
Barclays Bank PLC, 14.00%, Callable
6/15/19 @ 100 (a),(b),(c)		150,000	240,361
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18		200,000	245,436
Heathrow Finance PLC, 5.38%, 9/2/19		300,000	428,257
National Grid PLC, 4.25%, 6/18/76,
Callable 6/18/20 @ 100 (a),(b)	EUR	350,000	447,397
SSE PLC, 3.88%, Callable 9/10/20 @
100 (a),(b),(c)		200,000	272,571
Worldpay Finance PLC, Registered,
3.75%, 11/15/22, Callable 8/15/22
@ 100 (b)	EUR	100,000	131,982
			2,142,888
United States — 4.9%
Ball Corp., 4.38%, 12/15/23	EUR	100,000	134,734
MPT Operating Partnership LP, 4.00%,
8/19/22, Callable 5/19/22 @ 100 (b)	EUR	100,000	130,819
Newell Brands, Inc., 3.75%, 10/1/21	EUR	300,000	398,184
PVH Corp., 3.63%, 7/15/24, Callable
4/15/24 @ 100 (b)	EUR	100,000	126,617
Quintiles IMS, Inc., Registered, 3.50%,
10/15/24, Callable 10/15/19 @
101.75 (b)	EUR	100,000	123,122
Sealed Air Corp., MTN, 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	EUR	100,000	133,623
Spectrum Brand, Inc. Registered,
4.00%, 10/1/26, Callable 10/1/21
@ 102 (b)	EUR	100,000	123,777
ZF Friedrichshafen AG, 2.75%, 4/27/23	EUR	200,000	253,332
			1,424,208
TOTAL FOREIGN BONDS
(COST $23,354,840)			27,405,658

Yankee Dollar — 0.7%
Austria — 0.7%
Erste Group Bank AG, 5.50%, 5/26/25,
Callable 5/26/20 @ 100 (a),(b)		200,000	212,000

TOTAL YANKEE DOLLAR
(COST $198,560)			212,000

TOTAL INVESTMENT SECURITIES
(COST $23,553,400) — 95.1%			27,617,658
Other Assets (Liabilities) - 4.9%			1,409,090
NET ASSETS - 100%			$29,026,748
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
MTN	Medium Term Note
EUR	Euro

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.4
Insurance	10.6
Diversified Telecommunication
Services	8.3
Auto Components	6.2
Chemicals	4.4
Multi-Utilities	4.1
Electric Utilities	4.1
Media	3.6
Containers & Packaging	3.5
Health Care Providers & Services	3.0
Capital Markets	2.7
Commercial Services & Supplies	2.5
Construction Materials	2.3
Oil, Gas & Consumable Fuels	2.3
Automobiles	2.1
Pharmaceuticals	1.9
Hotels, Restaurants & Leisure	1.7
Transportation Infrastructure	1.5
Metals & Mining	1.4
Household Durables	1.4
Paper & Forest Products	1.2
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	1.0
Road & Rail	0.9
Gas Utilities	0.9
IT Services	0.9
Real Estate Management &
Development	0.9
Textiles, Apparel & Luxury Goods	0.9
Machinery	0.8
Communications Equipment	0.6
Equity Real Estate Investment Trusts	0.5
Life Sciences Tools & Services	0.4
Distributors	0.4
Diversified Financial Services	0.4
Household Products	0.4
Specialty Retail	0.4
Food & Staples Retailing	0.4
Total	95.1

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of July 31, 2017 (Unaudited)

At July 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
British Pound	Societe Generale	9/13/17	745,000	962,079	984,325	(22,246)
European Euro	Credit Agricole	9/13/17	24,445,000	27,982,845	29,006,843	(1,023,998)
				28,944,924	29,991,168	(1,046,244)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	Credit Agricole	9/13/17	100,000	114,207	118,662	4,455
				114,207	118,662	4,455

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2017

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of July 31, 2017, the Trust is composed of 13 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively
the "Money Markets Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Total Return Fund	Total Return Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity	Asia ex-Japan Smaller Companies Equity Fund
Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund	Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund
(Individually a "Global Fund", collectively the
"Global Funds")

The Feeder Fund, Money Market Funds and Global Funds are collectively referred to as the “Funds.”

Each Feeder Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as a master fund in a master-feeder arrangement, and also may receive investment from certain fund of funds. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio. The Feeder Funds' proportionate ownership of the Portfolio as of July 31, 2017 was a follows.

Proportionate Ownership Interest
on
Feeder Fund	July 31, 2017%
Opportunity Fund	7.2
Opportunity Fund (Class I)	92.8

All of the Global Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles (“GAAP’’) in the United States of America. The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Global Funds and Portfolio

The Feeder Funds, Global Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments to the Portfolio on a trade date basis.

B. Portfolio, Money Markets and Global Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (the "Board"). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as a resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in SEC Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Frontier Markets Fund, Asia ex-Japan Smaller Companies Equity Fund, Global Equity Volatility Focused Fund and Euro High Yield Bond Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds' Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Fund may enter into forward foreign currency exchange contracts. The Global Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

As of July 31, 2017, the Global Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Global Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Global Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

The Total Return Fund had the following transactions in written call options during the period ended July 31, 2017.

	Notional Amount	Premium
Total Return Fund
Options outstanding at October 31, 2016	$-	$-
Options written	4,070	14,828
Options expired	(4,070)	(14,828)
Options outstanding at July 31, 2017	$-	$-

Futures Contracts:

The Global Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Global Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Global Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Global Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Global Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2017, the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract ("OTC swaps") or cleared through a third party, known as a clearing organization ("centrally cleared swap"). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Global Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized to gain or loseses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in "unrealized appreciation or depreciation on swap agreements". Daily changes in valuation of centrally cleared swaps, if any, are recorded as "variation margin on swap agreements". Net periodic payments received or paid by the Global Funds are recorded as "realized gains or losses on swap agreements". A Global Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Global Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Global Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Global Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Global Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Global Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at pre-arranged exposure levels to cover a Global Fund's exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of July 31, 2017, the Total Return Fund entered into interest rate swap agreements to manage its exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund, Total Return Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

● Level 1—quoted prices in active markets for identical assets

● Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

● Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers during the period ended July 31, 2017.

Feeder Funds

The Feeder Funds record their investments in the Portfolio at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio and Global Funds

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time net asset value is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data, without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous days last quoted sales price would be utilized. Foreign equity securities that are not exchange-traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Global Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio and Global Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Global Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolio or Global Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Global Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Global Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Global Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Global Fund uses such a valuation model, the value assigned to the Global Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Global Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2017.

The following is a summary of the valuation inputs used as of July 31, 2017 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	131,533,826	–	–	131,533,826
Investment Company	4,536,097	–	–	4,536,097
Total Investment Securities	136,069,923	–	–	136,069,923

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	9,938,757	–	9,938,757
Total Investment Securities	–	9,938,757	–	9,938,757

Opportunity Fund (Class I)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	128,320,927	–	128,320,927
Total Investment Securities	–	128,320,927	–	128,320,927

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	5,821,014,313	–	5,821,014,313
U.S. Treasury Obligations	–	939,469,637	–	939,469,637
Repurchase Agreements	–	4,725,000,000	–	4,725,000,000
Total Investment Securities	–	11,485,483,950	–	11,485,483,950

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,759,760,769	–	1,759,760,769
Total Investment Securities	–	1,759,760,769	–	1,759,760,769

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	26,268,911	–	26,268,911
Yankee Dollars	–	27,042,130	–	27,042,130
Corporate Bond	–	25,785	–	25,785
Investment Company	319,917	–	–	319,917
U.S. Treasury Obligations	–	187,591	–	187,591
Total Investment Securities	319,917	53,524,417	–	53,844,334
Other Financial Instruments:(b)
Credit Default Swaps	–	(57,846)	–	(57,846)
Forward Currency Contracts	–	99,017	–	99,017
Total Investments	319,917	53,565,588	–	53,885,505

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	38,271,001	–	–	38,271,001
Convertible Corporate Bond	–	104,831	–	104,831
Participatory Notes	–	3,409,921	–	3,409,921
Private Placements	1,755,779	–	–	1,755,779
Investment Company	564,323	–	–	564,323
Total Investment Securities	40,591,103	3,514,752	–	44,105,855

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	2,132,536	–	2,132,536
Yankee Dollars	–	9,456,059	–	9,456,059
Investment Company	2,353,840	–	–	2,353,840
U.S. Treasury Obligation	–	782,991	–	782,991
Total Investment Securities	2,353,840	12,371,586	–	14,725,426
Other Financial Instruments:(b)
Futures Contracts	3,667	–	–	3,667
Interest Rate Swaps	–	25,042	–	25,042
Credit Default Swaps	–	101,053	–	101,053
Forward Currency Contracts	–	(208,028)	–	(208,028)
Total Investments	2,357,507	12,289,653	–	14,647,160

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	13,114,716	–	–	13,114,716
Exchange-Traded Fund	548,686	–	–	548,686
Investment Company	230,071	–	–	230,071
Right	–	1,603	–	1,603
Total Investment Securities	13,893,473	1,603	–	13,895,076

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,425,176	–	4,425,176
Yankee Dollars	–	7,079,543	–	7,079,543
Corporate Bonds	–	14,951,860	–	14,951,860
Exchange Traded Fund	403,641	–	–	403,641
Investment Companies	2,529,618	–	–	2,529,618
Total Investment Securities	2,933,259	26,456,579	–	29,389,838
Other Financial Instruments:(b)
Credit Default Swaps	–	64,217	–	64,217
Forward Currency Contracts	–	(193,093)	–	(193,093)
Total Investments	2,933,259	26,327,703	–	29,260,962

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,336,251	–	6,336,251
Yankee Dollars	–	9,025,023	–	9,025,023
Corporate Bonds	–	10,245,181	–	10,245,181
Exchange Traded Fund	159,137	–	–	159,137
Investment Companies	1,273,499	–	–	1,273,499
U.S. Treasury Obligations	–	266,624	–	266,624
Total Investment Securities	1,432,636	25,873,079	–	27,305,715
Other Financial Instruments:(b)
Credit Default Swaps	–	(20,379)	–	(20,379)
Forward Currency Contracts	–	(290,832)	–	(290,832)
Total Investments	1,432,636	25,561,868	–	26,994,504

Global Equity Volatility Focused Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	11,008,413	–	–	11,008,413
Investment Company	380,575	–	–	380,575
Total Investment Securities	11,388,988	–	–	11,388,988

Euro High Yield Bond Fund (USD Hedged)
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	27,405,658	–	27,405,658
Yankee Dollar	–	212,000	–	212,000
Total Investment Securities	–	27,617,658	–	27,617,658
Other Financial Instruments:(b)
Forward Currency Contracts	–	(1,041,789)	–	(1,041,789)
Total Investments	–	26,575,869	–	26,575,869

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Concentration of Market Risk: The Total Return Fund’s investment concentration in Brazilian securities and related derivatives may carry certain risks not ordinarily associated with investments that are less concentrated in a specific region or issuer. The risks include future political and economic developments that may adversely affect the value of the Fund’s securities and related derivatives.

5. Federal Income Tax Information:

At July 31, 2017, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	(Depreciation) ($)	(Depreciation) ($)*
Opportunity Portfolio	118,920,330	20,695,193	(3,545,600)	17,149,593
U.S. Government Money Market Fund	11,485,487,816	-	(3,866)	(3,866)
U.S. Treasury Money Market Fund	1,759,760,769	-	-	-
Emerging Markets Debt Fund	53,541,980	1,604,766	(1,302,412)	302,354
Frontier Markets Fund	39,122,628	8,201,047	(3,217,820)	4,983,227
Total Return Fund	14,538,970	231,314	(44,858)	186,456
Asia ex-Japan Smaller Companies Equity Fund	11,938,122	2,329,823	(372,869)	1,956,954
Global High Yield Bond Fund	28,164,324	1,374,257	(148,743)	1,225,514
Global High Income Bond Fund	25,929,953	1,443,414	(67,652)	1,375,762
Global Equity Volatility Focused Fund	10,336,191	1,292,385	(239,588)	1,052,797
Euro High Yield Bond Fund	23,553,400	4,106,478	(42,220)	4,064,258

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Treasurer

Date	September 21, 2017